UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-3568
Managed Assets Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Paul G. Cellupica, Chief Counsel
c/o MetLife, Inc.
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 578-5526
Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
June 30, 2005

Managed Assets Trust
High Yield Bond Trust
Capital Appreciation Fund
Money Market Portfolio
The Travelers Series Trust:

U.S. Government Securities Portfolio
Pioneer Fund Portfolio
Pioneer Mid Cap Value Portfolio

The Travelers Insurance Company

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

Semi-Annual Report for Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund, Money Market Portfolio and The Travelers Series Trust

________________________________________________________________________________

 WHAT’S INSIDE

Letter from the Chairman	1

Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund and Money Market Portfolio:

Fund at a Glance:

Managed Assets Trust	5

High Yield Bond Trust	6

Capital Appreciation Fund	7

Money Market Portfolio	8

Fund Expenses	9

Schedules of Investments	11

Statements of Assets and Liabilities	44

Statements of Operations	45

Statements of Changes in Net Assets	46

Financial Highlights	50

Notes to Financial Statements	54

The Travelers Series Trust – U.S. Government Securities Portfolio, Pioneer Fund Portfolio and Pioneer Mid Cap Value Portfolio:

Fund at a Glance:

U.S. Government Securities Portfolio	60

Pioneer Fund Portfolio	61

Pioneer Mid Cap Value Portfolio	62

Fund Expenses	63

Schedules of Investments	65

Statements of Assets and Liabilities	78

Statements of Operations	79

Statements of Changes in Net Assets	80

Financial Highlights	83

Notes to Financial Statements	86

Factors Considered by the Independent Trustees in Approving the Investment Advisory and the Subadvisory Agreements	92

Combined Special Shareholder Meeting	97

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcapv, Russell 1000vi, and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

During the reporting period, the fixed income market confounded many investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Indexviii, returned 2.51%.

Within this environment, the Funds performed as follows1:

PERFORMANCE OF THE FUNDS

AS OF JUNE 30, 2005
(unaudited)

6 Months
Managed Assets Trust	-0.20%

S&P 500 Index	-0.81%

Lehman Brothers Government/Credit Bond Index	2.75%

Lipper Variable Flexible Portfolio Funds Category Average	0.54%

High Yield Bond Trust	0.01%

Credit Suisse First Boston High Yield Index	0.77%

Lipper Variable High Current Yield Funds Category Average	0.45%

Capital Appreciation Fund	4.92%

S&P 500 Index	-0.81%

Russell 2000 Index	-1.25%

Lipper Variable Large-Cap Growth Funds Category Average	-1.42%

[1]	The Funds are underlying investment options of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

PERFORMANCE OF THE FUNDS

AS OF JUNE 30, 2005
(unaudited)
(continued)

6 Months
U.S. Government Securities Portfolio	5.51%

Merrill Lynch U.S. Treasury/ Agency Master Index	2.99%

Merrill Lynch U.S. Treasuries 15+ Years Index	9.40%

Merrill Lynch Mortgage Master Index	2.21%

Lipper Variable General U.S. Government Funds Category Average	2.95%

Pioneer Fund Portfolio	-1.16%

S&P 500 Index	-0.81%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.

Managed Assets Trust2

For the six months ended June 30, 2005, the Managed Assets Trust returned -0.20%. These shares underperformed the Lipper Variable Flexible Portfolio Funds Category Average3, which increased 0.54%. The Fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers Government/ Credit Bond Indexix, returned -0.81% and 2.75%, respectively for the same period.

High Yield Bond Trust2

For the six months ended June 30, 2005, the High Yield Bond Trust returned 0.01%. These shares underperformed the Lipper Variable High Current Yield Funds Category Average4, which increased 0.45%. The Fund’s unmanaged benchmark, the Credit Suisse First Boston High Yield Indexx, returned 0.77%, for the same period.

Capital Appreciation Fund2

For the six months ended June 30, 2005, the Capital Appreciation Fund returned 4.92%. These shares outperformed the Lipper Variable Large-Cap Growth Funds Category Average5, which decreased 1.42%. The Fund’s unmanaged benchmarks, the S&P 500 Index and the Russell 2000 Index, returned -0.81% and -1.25%, respectively, for the same period.

U.S. Government Securities Portfolio2

For the six months ended June 30, 2005, the U.S. Government Securities Portfolio returned 5.51%. The Fund’s unmanaged benchmarks, the Merrill Lynch U.S. Treasury/ Agency Master Indexxi, the Merrill Lynch U.S. Treasuries 15+ Years Indexxii, and the Merrill Lynch Mortgage Master Indexxiii, returned 2.99%, 9.40% and 2.21%, respectively, for the same period. The Lipper Variable General U.S. Government Funds Category Average6 increased 2.95%.

[2]	The Fund is an underlying investment option of various variable annuity and variable life products. The Fund’s performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 88 funds in the Fund’s Lipper category.

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 89 funds in the Fund’s Lipper category.

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 172 funds in the Fund’s Lipper category.

[6]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 56 funds in the Fund’s Lipper category.

Pioneer Fund Portfolio2

For the six months ended June 30, 2005, the Pioneer Fund Portfolio returned -1.16%. These shares underperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned -0.81% for the same period. The Lipper Variable Large-Cap Core Funds Category Average7 decreased 0.76%.

Pioneer Mid Cap Value Portfolio2

The Fund commenced operation on May 2, 2005.

Money Market Portfolio2

As of June 30, 2005, the seven-day current yield for the Money Market Portfolio was 2.77% and its seven-day effective yield, which reflects compounding, was 2.81%8.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 2.75% and the seven-day effective yield would have been 2.79%.

In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MONEY MARKET PORTFOLIO

YIELDS AS OF JUNE 30, 2005

Seven-Day Current Yield	2.77%

Seven-Day Effective Yield	2.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.75% and the seven-day effective yield would have been 2.79%.

Special Shareholder Notice

On January 31, 2005, Citigroup Inc. (“Citigroup”) announced that it had agreed to sell The Travelers Insurance Company and certain other domestic and international insurance businesses to Metlife, Inc. (“MetLife”), pursuant to an acquisition agreement (“MetLife Transaction”). The sale included Travelers Asset Management International Company LLC (“TAMIC”), which serves as the investment advisor for the Funds. During the spring/summer 2005, the shareholders of the Funds approved the change in control of TAMIC from Citigroup to MetLife, as well as the new advisory agreements with TAMIC. The MetLife Transaction closed on July 1, 2005.

Information About Your Funds

As you may be aware, several issues in the mutual fund and variable annuity product industry have recently come under the scrutiny of federal and state regulators. The Travelers Insurance Company and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable annuity product issues in connection with various inquiries and or investigations. The Travelers Insurance Company and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their sub-administrator with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

[7]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category.

[8]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer*

July 14, 2005

*	Mr. Gerken resigned as Chairman, President and Chief Executive Officer of the Funds when the MetLife Transaction closed on July 1, 2005.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix	The Lehman Brothers Government/ Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/ BBB or higher).

[x]	The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by S&P and Baa by Moody’s. Moody’s Investors Service is a nationally recognized credit rating agency. Standard & Poor’s Ratings Service is a nationally recognized credit rating agency.

xi	The Merrill Lynch U.S. Treasury/Agency Master Index is an index comprised of U.S. Treasury and Agency securities.

xii	The Merrill Lynch U.S. Treasuries 15+ Years Index tracks the performance of the direct Sovereign debt of the U.S. Government. It includes all U.S. dollar-denominated U.S. Treasury Notes and Bonds having at least 15 years remaining term to maturity and a minimum amount outstanding of $1 billion.

xiii	The Merrill Lynch Mortgage Master Index (also called the Mortgage Backed Securities Index) tracks the performance of the U.S. dollar-denominated 30-year, 15-year and balloon pass through mortgage securities having at least $150 million outstanding per generic production year (defined as the aggregation of all mortgage pools having a common issuer, type, coupon and production year.)

 Fund at a Glance — Managed Assets Trust (unaudited)

 Fund at a Glance — High Yield Bond Trust (unaudited)

 Fund at a Glance — Capital Appreciation Fund (unaudited)

 Fund at a Glance — Money Market Portfolio (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

 Based on Actual Total Return(1)

					Expenses
		Beginning	Ending	Annualized	Paid
	Actual Total	Account	Account	Expense	During the
	Return(2)	Value	Value	Ratio	Period(3)

Managed Assets Trust	(0.20)%	$1,000.00	$998.00	0.61%	$3.02

High Yield Bond Trust	0.01	1,000.00	1,000.10	0.61	3.03

Capital Appreciation Fund	4.92	1,000.00	1,049.20	0.78	3.96

Money Market Portfolio	1.17	1,000.00	1,011.70	0.40	2.00

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of any fee waiver and/or expense reimbursement) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical				Expenses
	Annualized	Beginning	Ending	Annualized	Paid
	Total	Account	Account	Expense	During the
	Return	Value	Value	Ratio	Period(2)

Managed Assets Trust	5.00%	$1,000.00	$1,021.77	0.61%	$3.06

High Yield Bond Trust	5.00	1,000.00	1,021.77	0.61	3.06

Capital Appreciation Fund	5.00	1,000.00	1,020.93	0.78	3.91

Money Market Portfolio	5.00	1,000.00	1,022.81	0.40	2.01

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of any fee waiver and/or expense reimbursement) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005
Managed Assets Trust

FACE
AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 14.3%

Aerospace/Defense — 0.4%

$400,000	BBB+	Lockheed Martin Corp., Bonds, 8.500% due 12/1/29	$579,472

500,000	BBB	Northrop Grumman Corp., Notes, 4.079% due 11/16/06	498,720

			1,078,192

Agriculture — 0.3%

700,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	726,760

Auto Manufacturers — 0.4%

600,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 7.300% due 1/15/12	671,340

400,000	BB+	Ford Motor Co., Notes, 7.450% due 7/16/31	334,781

			1,006,121

Banks — 1.5%

700,000	AA-	ABN AMRO Bank NV, Senior Notes, 3.310% due 5/11/07 (a)	700,989

500,000	AA-	Bank of America Corp., Senior Notes, 5.375% due 6/15/14	532,216

300,000	A+	HSBC Bank USA, Subordinated Notes, 5.875% due 11/1/34	328,111

300,000	A-	Huntington National Bank, Senior Notes, 4.650% due 6/30/09	303,640

200,000	AA	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 12/31/16 (a)(b)	205,584

300,000	A	RBS Capital Trust I, 4.709% due 12/29/49 (a)	296,462

300,000	A+	Royal Bank of Scotland Group PLC, Subordinated Bonds, 5.050% due 1/8/15	310,738

200,000	A+	U.S. Bank North America, Subordinated Notes, 4.950% due 10/30/14	205,931
		Wachovia Bank North America, Subordinated Notes:

200,000	A+	4.800% due 11/1/14	202,713

700,000	A+	3.590% due 11/3/14 (a)	708,780

400,000	A-	Washington Mutual Bank FA, Subordinated Notes, 5.125% due 1/15/15	407,066

219,799	NR	Willmington Trust, 9.250% due 1/2/07	127,484

			4,329,714

Beverages — 0.3%

300,000	A+	Bottling Group LLC, 4.625% due 11/15/12	304,982

600,000	A	PepsiAmericas, Inc., Notes, 4.875% due 1/15/15	612,288

			917,270

Diversified Financial Services — 3.4%

400,000	AA+	AIG SunAmerica Global Financing VII, Senior Notes, 5.850% due 8/1/08 (b)	417,275

800,000	A+	American General Finance Corp., Notes, 3.875% due 10/1/09	782,114

520,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	531,791

300,000	BBB-	Capital One Financial Corp., Notes, 5.500% due 6/1/15	307,496

700,000	A	Caterpillar Financial Services, Notes, 4.700% due 3/15/12	713,881

500,000	A	Countrywide Financial Corp., Medium-Term Notes, Series A, 4.500% due 6/15/10	499,930

580,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series L, 4.000% due 3/22/11	560,070
		Credit Suisse First Boston USA, Inc.:

500,000	A+	3.875% due 1/15/09	494,524

300,000	A+	Notes, 6.125% due 11/15/11	326,764
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Diversified Financial Services — 3.4% (continued)
		Ford Motor Credit Co.:

$400,000	BB+	Global Landmark SecuritiesTM, 6.500% due 1/25/07	$403,018

100,000	BB+	Notes, 5.700% due 1/15/10	92,324

300,000	BBB-	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (b)	288,150

400,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	434,892

1,100,000	A	HSBC Finance Corp., Notes, 6.375% due 10/15/11	1,204,237

400,000	A	JPMorgan Chase & Co., Subordinated Notes, 5.250% due 5/1/15	414,145

500,000	A	Lehman Brothers Holdings, Inc., Medium-Term Notes, Series G, 4.800% due 3/13/14	506,129
		Merrill Lynch & Co., Inc., Medium-Term Notes, Series C:

300,000	A+	4.125% due 9/10/09	299,011

300,000	A+	4.250% due 2/8/10	299,564

300,000	A+	5.000% due 1/15/15	307,760

600,000	AA	Principal Life Global Funding I, Bonds, 6.125% due 10/15/33 (b)	690,011

			9,573,086

Electric — 1.2%

300,000	BBB+	Dominion Resources, Inc., Senior Notes, Series F, 5.250% due 8/1/33	307,800

2,000,000	BB-	PSEG Energy Holdings LLC, Senior Notes, 8.500% due 6/15/11	2,190,000

700,000	AA	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (b)	726,709

200,000	BBB-	TransAlta Corp., Notes, 5.750% due 12/15/13	210,656

			3,435,165

Forest Products & Paper — 0.1%

200,000	BBB	International Paper Co., Notes, 5.300% due 4/1/15	200,965

Gas — 0.1%

300,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% due 1/15/11	300,113

Health Care – Services — 0.1%

300,000	BBB+	WellPoint, Inc., Bonds, 6.800% due 8/1/12	338,998

Home Builders — 0.1%

400,000	BBB-	Pulte Homes, Inc., Notes, 5.200% due 2/15/15	396,405

Insurance — 0.3%
		Berkshire Hathaway Finance Corp.:

200,000	AAA	3.330% due 5/16/08 (a)(b)	200,071

400,000	AAA	4.750% due 5/15/12 (b)	404,238

100,000	BBB+	GE Global Insurance Holding Corp., Notes, 7.000% due 2/15/26	107,478

			711,787

Media — 2.2%

2,000,000	BBB+	Comcast Cable Communications, Inc., Notes, 8.875% due 5/1/17	2,645,008

700,000	BBB-	COX Communications, Inc., Notes, 7.125% due 10/1/12	786,121

352,000	BB+	Liberty Media Corp., Senior Notes, 4.910% due 9/17/06 (a)	354,256

2,000,000	BBB+	Time Warner, Inc., Debentures, 7.625% due 4/15/31	2,505,694

			6,291,079

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Mining — 0.1%

$300,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	$363,150

Miscellaneous Manufacturing — 0.4%

1,100,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	1,137,544

Oil & Gas — 0.1%

300,000	BBB+	Anadarko Finance Co., Senior Notes, Series B, 6.750% due 5/1/11	333,737

Oil & Gas Services — 0.3%

200,000	BBB+	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	194,118

400,000	BBB	Devon Financing Corp. ULC, Guaranteed Debentures, 7.875% due 9/30/31	521,944

			716,062

Pharmaceuticals — 0.2%

500,000	A	Wyeth, Notes, 6.500% due 2/1/34	586,544

Pipelines — 0.3%

200,000	BBB+	Consolidated Natural Gas Co., Senior Notes, 5.000% due 12/1/14	202,702

300,000	BBB-	Duke Capital LLC, Senior Notes, 4.331% due 11/16/06	300,500

200,000	BBB+	Kinder Morgan Energy Partners LP, Notes, 5.125% due 11/15/14	202,658

			705,860

Real Estate — 0.1%

200,000	BBB-	Colonial Realty LP, Notes, 4.750% due 2/1/10	198,631

REITs — 1.4%

100,000	BBB+	AvalonBay Communities, Inc., Notes, 4.950% due 3/15/13	100,920

200,000	BBB	HRPT Properties Trust, Senior Notes, 6.250% due 8/15/16	216,983

300,000	BBB-	iStar Financial, Inc., Senior Notes, 6.000% due 12/15/10	312,404

100,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C, 3.410% due 8/1/06 (a)	100,131

2,400,000	BBB-	Nationwide Health Properties, Inc., Medium-Term Notes, Series C, 6.900% due 10/1/37	2,696,352
		Simon Property Group LP, Notes:

200,000	BBB+	4.600% due 6/15/10 (b)	200,330

200,000	BBB+	5.100% due 6/15/15 (b)	200,279

			3,827,399

Telecommunications — 1.0%

400,000	A-	Deutsche Telekom International Finance BV, Bonds, 8.750% due 6/15/30	543,274

1,000,000	A-	France Telecom SA, Notes, 8.500% due 3/1/31	1,398,575

300,000	A	SBC Communications, Inc., Bonds, 6.450% due 6/15/34	338,470

500,000	BBB-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	602,204

			2,882,523

		TOTAL CORPORATE BONDS & NOTES (Cost — $36,126,975)	40,057,105

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

FACE
AMOUNT	RATING‡	SECURITY	VALUE

CONVERTIBLE BONDS & NOTES — 4.4%

Auto Parts & Equipment — 0.4%

$25,000	BBB	American Axle & Manufacturing Holdings, Inc., Senior Notes, step bond to yield 2.000% due 2/15/24 (b)	$20,062

2,280,000	BBB-	Lear Corp., Senior Notes, zero coupon bond to yield 3.431% due 2/20/22	1,034,550

			1,054,612

Computers — 0.3%

955,000	BBB-	Electronic Data Systems Corp., Senior Notes, 3.875% due 7/15/23	912,025

Electric — 0.1%

250,000	BBB	PPL Energy Supply LLC, Senior Notes, 2.625% due 5/15/23 (b)	299,063

Electronics — 0.1%

440,000	BBB-	Arrow Electronics, Inc., zero coupon bond to yield 4.000% due 2/21/21	238,700

Health Care – Services — 0.4%
		Health Management Associates, Inc., Senior Subordinated Notes:

200,000	BBB+	1.500% due 8/1/23	217,000

800,000	BBB+	1.500% due 8/1/23 (b)	868,000

			1,085,000

Insurance — 0.3%

1,350,000	AA	American International Group, Inc., Senior Debentures, zero coupon bond to yield 1.525% due 11/9/31	906,187

Leisure Time — 0.5%

660,000	BBB-	Four Season Hotels, Inc., Senior Notes, 1.875% due 7/30/24	723,525

1,050,000	BB+	Royal Caribbean Cruises Ltd., Senior LYOTMNs, zero coupon bond to yield 4.875% due 2/2/21	609,000

			1,332,525

Machinery – Construction & Mining — 0.0%

50,000	BBB+	Placer Dome, Inc., Senior Notes, 2.750% due 10/15/23 (b)	53,188

Media — 0.9%
		Liberty Media Corp., Senior Exchangeable Debentures:

500,000	BB+	0.750% due 3/30/23 (b)	530,000

650,000	BB+	4.000% due 11/15/29	408,688

750,000	BB+	3.500% due 1/15/31	667,500

850,000	A-	Walt Disney Co., Senior Notes, 2.125% due 4/15/23	876,562

			2,482,750

Oil & Gas Services — 1.1%

175,000	BBB+	Cooper Cameron Corp., Senior Debentures, 1.500% due 5/15/24 (b)	193,375

915,000	A-	Diamond Offshore Drilling, Inc., Senior Debentures, 1.500% due 4/15/31	1,125,450

500,000	BBB	Halliburton Co., Senior Notes, 3.125% due 7/15/23 (b)	693,750

900,000	A+	Schlumberger Ltd., Senior Notes, Series A, 1.500% due 6/1/23	1,037,250

			3,049,825

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Pharmaceuticals — 0.2%

$250,000	A	Allergan, Inc., Senior Notes, zero coupon bond to yield 1.250% due 11/6/22 (b)	$245,312
		Watson Pharmaceuticals, Inc.:

221,000	BBB-	Debentures, 1.750% due 3/15/23	206,083

140,000	BBB-	Senior Debentures, 1.750% due 3/15/23 (b)	130,550

			581,945

Retail — 0.1%

200,000	BBB-	Best Buy Co., Inc., 2.250% due 1/15/22 (b)	224,000

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $11,389,421)	12,219,820

ASSET-BACKED SECURITIES — 2.0%

Diversified Financial Services — 1.8%

5,000,000	AAA	PP&L Transition Bond LLC, Series 1999-1, Class A7, 7.050% due 6/25/09	5,200,452

Home Equity — 0.2%

500,000	AAA	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1A5, 5.833% due 4/25/32	514,099

		TOTAL ASSET-BACKED SECURITIES (Cost — $5,521,358)	5,714,551

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%

1,150,000	AAA	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class AJ, 4.870% due 12/10/42 (a)	1,169,326

920,000	AAA	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, 4.826% due 6/10/48 (a)	932,131
		JPMorgan Chase Commercial Mortgage Securities Corp.:

2,000,000	Aaa(c)	Series 2004-C3, Class AJ, 4.922% due 1/15/42 (a)	2,039,880

375,000	AAA	Series 2005-LDP1, Class A4, 5.038% due 3/15/46 (a)	388,560

520,000	AAA	Morgan Stanley Capital I, Inc., Series 2005-IQ9, Class A4, 4.660% due 7/15/56	524,430

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,989,070)		5,054,327

MORTGAGE-BACKED SECURITIES — 0.5%

FNMA — 0.5%
		FNMA:

964,397		6.000% due 1/1/13-8/1/28	994,537

30,779		6.500% due 12/1/27	31,976

326,651		5.500% due 8/1/28	332,271

			1,358,784

GNMA — 0.0%
		GNMA:

22,801		9.000% due 11/15/19	25,032

7,129		9.500% due 1/15/20	7,952

			32,984

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $1,328,520)	1,391,768

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SOVEREIGN BOND — 0.2%

Canada — 0.2%

$500,000	AAA	Canada Mortgage & Housing Corp., Local Government Guaranteed, 3.375% due 12/1/08 (Cost — $499,069)	$491,822

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.0%

U.S. Government Agencies — 2.8%
		FHLMC:

6,000,000		2.125% due 11/15/05	5,969,982

500,000		4.875% due 11/15/13	524,036

500,000		step bond to yield 2.900% due 2/27/19	497,256

1,000,000		FNMA Benchmark Notes, 1.750% due 6/16/06	981,379

			7,972,653

U.S. Government Obligations — 9.2%

2,082,000		U.S. Treasury Bonds, 5.375% due 2/15/31	2,457,412
		U.S. Treasury Notes:

2,080,000		5.875% due 11/15/05	2,099,989

2,068,000		5.625% due 5/15/08	2,177,701

3,300,000		3.250% due 8/15/08	3,259,911

3,300,000		3.625% due 7/15/09-6/15/10	3,289,972

6,225,000		5.750% due 8/15/10	6,805,438

5,700,000		4.125% due 5/15/15	5,785,055

			25,875,478

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $34,004,034)		33,848,131

SHARES

COMMON STOCK — 60.4%

CONSUMER DISCRETIONARY — 7.8%

Automobiles — 0.2%

8,993	General Motors Corp.	305,762

4,682	Harley-Davidson, Inc.	232,227

		537,989

Hotels, Restaurants & Leisure — 1.0%

12,759	Applebee’s International, Inc.	337,986

12,025	Marriott International, Inc., Class A Shares	820,346

33,062	McDonald’s Corp.	917,470

6,189	Starbucks Corp.*	319,724

2,832	Starwood Hotels & Resorts Worldwide, Inc.	165,870

4,404	Yum! Brands, Inc.	229,360

		2,790,756

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Household Durables — 0.7%

1,352	Black & Decker Corp.	$121,477

9,018	Fortune Brands, Inc.	800,799

7,166	KB HOME	546,264

7,756	Pulte Homes, Inc.	653,443

		2,121,983

Internet & Catalog Retail — 0.2%

13,939	eBay, Inc.*	460,126

Leisure Equipment & Products — 0.3%

15,290	Eastman Kodak Co.	410,537

20,411	Mattel, Inc.	373,521

		784,058

Media — 2.0%

34,011	Comcast Corp., Class A Shares*	1,044,138

7,544	Gannett Co., Inc.	536,605

28,494	News Corp., Class A Shares	461,033

7,260	Pixar*	363,363

97,173	Time Warner, Inc.*	1,623,761

12,921	Viacom, Inc., Class B Shares	413,730

49,318	Walt Disney Co.	1,241,827

		5,684,457

Multi-Line Retail — 1.4%

7,322	Costco Wholesale Corp.	328,172

4,198	Federated Department Stores, Inc.	307,629

7,773	Nordstrom, Inc.	528,331

4,536	Target Corp.	246,804

53,021	Wal-Mart Stores, Inc.	2,555,612

		3,966,548

Specialty Retail — 1.4%

1,929	AutoZone, Inc.*	178,355

15,534	Borders Group, Inc.	393,166

5,167	GameStop Corp., Class B Shares*	154,493

34,286	Home Depot, Inc.	1,333,725

15,717	Limited Brands, Inc.	336,658

6,416	Lowe’s Cos., Inc.	373,540

19,415	Office Depot, Inc.*	443,439

11,949	Staples, Inc.	254,753

24,000	Toys “R” Us, Inc.*	635,520

		4,103,649

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Textiles, Apparel & Luxury Goods — 0.6%

2,365	Jones Apparel Group, Inc.	$73,409

13,040	NIKE, Inc., Class B Shares	1,129,264

9,777	Reebok International Ltd.	408,972

		1,611,645

	TOTAL CONSUMER DISCRETIONARY	22,061,211

CONSUMER STAPLES — 4.8%

Beverages — 1.3%

4,150	Brown-Forman Corp., Class B Shares	250,909

26,965	Coca-Cola Co.	1,125,789

24,287	Coca-Cola Enterprises, Inc.	534,557

5,665	Molson Coors Brewing Co., Class B Shares	351,230

26,082	PepsiCo, Inc.	1,406,602

		3,669,087

Food & Staples Retailing — 0.7%

21,786	CVS Corp.	633,319

12,819	SUPERVALU, Inc.	418,027

18,619	Walgreen Co.	856,288

		1,907,634

Food Products — 0.9%

38,909	Archer-Daniels-Midland Co.	831,874

12,638	General Mills, Inc.	591,332

5,643	Hormel Foods Corp.	165,509

3,323	Kellogg Co.	147,674

12,413	Sara Lee Corp.	245,902

24,467	Smithfield Foods, Inc.*	667,215

		2,649,506

Household Products — 1.0%

5,385	Colgate-Palmolive Co.	268,765

8,064	Kimberly-Clark Corp.	504,726

39,689	Procter & Gamble Co.	2,093,595

		2,867,086

Personal Products — 0.1%

7,877	Gillette Co.	398,813

Tobacco — 0.8%

32,372	Altria Group, Inc.	2,093,174

	TOTAL CONSUMER STAPLES	13,585,300

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

ENERGY — 5.2%

Energy Equipment & Services — 0.7%

7,851	Baker Hughes, Inc.	$401,657

6,627	Halliburton Co.	316,903

10,905	Schlumberger Ltd.	828,126

7,171	Transocean, Inc.*	387,019

		1,933,705

Oil, Gas & Consumable Fuels — 4.5%

4,869	Anadarko Petroleum Corp.	399,988

14,047	Burlington Resources, Inc.	775,956

31,626	Chevron Corp.	1,768,526

22,396	ConocoPhillips	1,287,546

5,241	Devon Energy Corp.	265,614

101,234	ExxonMobil Corp.	5,817,918

6,545	Kerr-McGee Corp.	499,449

10,410	Marathon Oil Corp.	555,582

6,274	Occidental Petroleum Corp.	482,659

2,601	Sunoco, Inc.	295,682

6,160	Valero Energy Corp.	487,317

		12,636,237

	TOTAL ENERGY	14,569,942

FINANCIALS — 12.3%

Commercial Banks — 3.4%

76,490	Bank of America Corp.	3,488,709

10,732	Comerica, Inc.	620,310

64	First Horizon National Corp.	2,701

7,034	KeyCorp	233,177

6,017	Marshall & Ilsley Corp.	267,456

21,813	National City Corp.	744,259

22,726	U.S. Bancorp	663,599

35,543	Wachovia Corp.	1,762,933

4,369	Washington Mutual, Inc.	177,775

27,175	Wells Fargo & Co.	1,673,436

		9,634,355

Diversified Financial Services — 5.1%

23,907	American Express Co.	1,272,570

11,875	Bear Stearns Cos., Inc.	1,234,287

13,965	Capital One Financial Corp.	1,117,340

13,921	CIT Group, Inc.	598,185

30,762	E*TRADE Financial Corp.*	430,360

17,834	Fannie Mae	1,041,506

4,692	Franklin Resources, Inc.	361,190

11,808	Freddie Mac	770,236

11,198	Goldman Sachs Group, Inc.	1,142,420

73,156	JPMorgan Chase & Co.	2,583,870

9,878	Lehman Brothers Holdings, Inc.	980,688
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Diversified Financial Services — 5.1% (continued)

6,661	MBNA Corp.	$174,252

15,637	Merrill Lynch & Co., Inc.	860,191

19,664	Morgan Stanley	1,031,770

9,910	Principal Financial Group, Inc.	415,229

20,490	Providian Financial Corp.*	361,239

		14,375,333

Insurance — 3.5%

4,729	ACE Ltd.	212,096

8,569	AFLAC, Inc.	370,866

21,659	Allstate Corp.	1,294,125

9,237	Ambac Financial Group, Inc.	644,373

43,485	American International Group, Inc.	2,526,479

4,883	Aon Corp.	122,270

10,315	Chubb Corp.	883,067

3,415	Hartford Financial Services Group, Inc.	255,374

2,333	Jefferson-Pilot Corp.	117,630

3,117	Lincoln National Corp.	146,250

8,352	Marsh & McLennan Cos., Inc.	231,350

5,934	MGIC Investment Corp.	387,015

9,104	Progressive Corp.	899,566

27,092	Prudential Financial, Inc.	1,778,861

		9,869,322

Thrifts & Mortgages — 0.3%

17,826	Countrywide Financial Corp.	688,262

	TOTAL FINANCIALS	34,567,272

HEALTH CARE — 8.0%

Biotechnology — 1.0%

20,822	Amgen, Inc.*	1,258,898

10,512	Biogen Idec, Inc.*	362,138

6,606	Genentech, Inc.*	530,330

16,677	Gilead Sciences, Inc.*	733,621

		2,884,987

Health Care Equipment & Supplies — 0.8%

3,936	Becton, Dickinson & Co.	206,522

13,330	Boston Scientific Corp.*	359,910

19,145	Medtronic, Inc.	991,520

8,265	Zimmer Holdings, Inc.*	629,545

		2,187,497

Health Care Providers & Services — 2.0%

8,352	Aetna, Inc.	691,713

5,621	AmerisourceBergen Corp.	388,692

2,714	Cardinal Health, Inc.	156,272

10,134	Caremark Rx, Inc.*	451,166

6,162	CIGNA Corp.	659,519
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Health Care Providers & Services — 2.0% (continued)

20,446	Humana, Inc.*	$812,524

34,908	UnitedHealth Group, Inc.	1,820,103

8,918	WellPoint, Inc.*	621,049

		5,601,038

Pharmaceuticals — 4.2%

24,521	Abbott Laboratories	1,201,774

30,191	Bristol-Myers Squibb Co.	754,171

14,279	Eli Lilly and Co.	795,483

1,408	Hospira, Inc.*	54,912

16,280	IVAX Corp.*	350,020

46,625	Johnson & Johnson	3,030,625

4,519	Medco Health Solutions, Inc.*	241,134

34,546	Merck & Co., Inc.	1,064,017

116,843	Pfizer, Inc.	3,222,530

22,947	Schering-Plough Corp.	437,370

14,856	Wyeth	661,092

		11,813,128

	TOTAL HEALTH CARE	22,486,650

INDUSTRIALS — 7.1%

Aerospace & Defense — 1.3%

9,566	Boeing Co.	631,356

8,588	General Dynamics Corp.	940,730

9,950	Lockheed Martin Corp.	645,456

13,073	Northrop Grumman Corp.	722,283

16,136	United Technologies Corp.	828,584

		3,768,409

Air Freight & Logistics — 0.5%

18,020	United Parcel Service, Inc., Class B Shares	1,246,263

Building Products — 0.1%

11,766	Masco Corp.	373,688

Commercial Services & Supplies — 0.3%

17,480	Cendant Corp.	391,028

4,135	Fiserv, Inc.*	177,598

11,174	Herman Miller, Inc.	344,606

		913,232

Electrical Equipment — 0.3%

4,270	Energizer Holdings, Inc.*	265,466

14,626	Thomas & Betts Corp.*	413,038

		678,504

Industrial Conglomerates — 2.8%

8,500	3M Co.	614,550

163,980	General Electric Co.	5,681,907
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Industrial Conglomerates — 2.8% (continued)

13,410	Honeywell International, Inc.	$491,208

33,463	Tyco International Ltd.	977,120

		7,764,785

Machinery — 1.4%

14,624	Danaher Corp.	765,420

11,650	Deere & Co.	762,959

3,249	Eaton Corp.	194,615

9,758	Ingersoll-Rand Co., Ltd., Class A Shares	696,233

4,380	Oshkosh Truck Corp.	342,867

11,531	PACCAR, Inc.	784,108

7,595	Parker Hannifin Corp.	470,966

		4,017,168

Road & Rail — 0.4%

13,113	Burlington Northern Santa Fe Corp.	617,360

12,041	CSX Corp.	513,669

		1,131,029

	TOTAL INDUSTRIALS	19,893,078

INFORMATION TECHNOLOGY — 9.4%

Communications Equipment — 2.2%

106,792	Cisco Systems, Inc.*	2,040,795

27,725	Comverse Technology, Inc.*	655,696

31,845	Corning, Inc.*	529,264

70,005	Motorola, Inc.	1,278,291

16,657	Polycom, Inc.*	248,356

23,475	QUALCOMM, Inc.	774,910

16,788	Scientific-Atlanta, Inc.	558,537

		6,085,849

Computers & Peripherals — 2.5%

17,297	Apple Computer, Inc.*	636,703

39,528	Dell, Inc.*	1,561,751

39,137	EMC Corp.*	536,568

48,109	Hewlett-Packard Co.	1,131,043

28,323	International Business Machines Corp.	2,101,567

2,045	Lexmark International, Inc., Class A Shares*	132,577

17,483	NCR Corp.*	614,003

55,652	Sun Microsystems, Inc.*	207,582

		6,921,794

Electronic Equipment & Instruments — 0.3%

15,466	Jabil Circuit, Inc.*	475,270

9,536	Waters Corp.*	354,453

		829,723

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Internet Software & Services — 0.2%

20,955	Yahoo!, Inc.*	$726,091

Semiconductors & Semiconductor Equipment — 1.7%

28,441	Advanced Micro Devices, Inc.*	493,167

6,075	Analog Devices, Inc.	226,658

102,117	Intel Corp.	2,661,169

3,210	KLA-Tencor Corp.	140,277

5,030	Maxim Integrated Products, Inc.	192,196

33,834	Micron Technology, Inc.*	345,445

31,784	Texas Instruments, Inc.	892,177

		4,951,089

Software — 2.5%

22,244	Adobe Systems, Inc.	636,623

22,558	Autodesk, Inc.	775,319

149,807	Microsoft Corp.	3,721,206

79,366	Oracle Corp.*	1,047,631

17,521	Sybase, Inc.*	321,510

18,270	VERITAS Software Corp.*	445,788

		6,948,077

	TOTAL INFORMATION TECHNOLOGY	26,462,623

MATERIALS — 1.7%

Chemicals — 0.5%

18,551	Dow Chemical Co.	826,076

6,923	E.I. du Pont de Nemours and Co.	297,758

4,104	Monsanto Co.	258,019

		1,381,853

Containers & Packaging — 0.4%

7,225	Ball Corp.	259,811

16,819	Pactiv Corp.*	362,954

8,955	Sealed Air Corp.*	445,869

		1,068,634

Metals & Mining — 0.6%

16,838	Allegheny Technologies, Inc.	371,446

6,565	Newmont Mining Corp.	256,232

10,583	Nucor Corp.	482,796

5,563	Phelps Dodge Corp.	514,578

		1,625,052

Paper & Forest Products — 0.2%

5,899	Georgia-Pacific Corp.	187,588

7,990	International Paper Co.	241,378

3,404	Weyerhaeuser Co.	216,665

		645,631

	TOTAL MATERIALS	4,721,170

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 2.0%

Diversified Telecommunication Services — 1.9%

50,311	AT&T Corp.	$957,922

25,199	BellSouth Corp.	669,537

18,365	CenturyTel, Inc.	635,980

64,824	SBC Communications, Inc.	1,539,570

42,976	Verizon Communications, Inc.	1,484,821

		5,287,830

Wireless Telecommunication Services — 0.1%

10,082	Nextel Communications, Inc., Class A Shares*	325,749

	TOTAL TELECOMMUNICATION SERVICES	5,613,579

UTILITIES — 2.1%

Electric Utilities — 1.6%

42,990	AES Corp.*	704,176

21,191	American Electric Power Co., Inc.	781,312

15,790	Edison International	640,285

19,117	Exelon Corp.	981,276

18,020	FirstEnergy Corp.	866,942

4,503	Public Service Enterprise Group, Inc.	273,872

9,265	Southern Co.	321,218

		4,569,081

Gas Utilities — 0.1%

2,149	Kinder Morgan, Inc.	178,797

4,151	National Fuel Gas Co.	120,005

		298,802

Independent Power Producers & Energy Traders — 0.4%

15,867	Constellation Energy Group, Inc.	915,367

	TOTAL UTILITIES	5,783,250

	TOTAL COMMON STOCK (Cost — $150,386,111)	169,744,075

CONVERTIBLE PREFERRED STOCK — 2.0%

CONSUMER DISCRETIONARY — 1.4%

Automobiles — 0.7%

16,000	Ford Motor Co. Capital Trust II, Cumulative Trust Preferred Securities, 6.500%	645,280
	General Motors Corp., Senior Debentures:

37,000	Series B, 5.250%	686,720

33,000	Series C, 6.250%	696,300

		2,028,300

Containers & Packaging — 0.1%

4,000	Amcor Ltd., PRIDESSM, 7.250%	210,500

Household Durables — 0.3%

21,000	Newell Financial Trust I, Cumulative QUIPSSM, 5.250%	913,500

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

SHARES	SECURITY	VALUE

Media — 0.3%

10,500	Tribune Co., Subordinated Debentures, PHONESSM, 2.000%	$897,750

	TOTAL CONSUMER DISCRETIONARY	4,050,050

FINANCIALS — 0.6%

Commercial Banks — 0.3%
	Washington Mutual Capital Trust I:

3,000	Cumulative, 5.375%	159,000

13,000	Cumulative, 5.375% (b)	688,818

		847,818

Diversified Financial Services — 0.2%

10,000	CalEnergy Capital Trust II, Trust Preferred Securities, 6.250%	490,000

Real Estate — 0.1%

7,000	Equity Office Properties Trust, Series B, 5.250%	358,610

	TOTAL FINANCIALS	1,696,428

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $6,028,467)	5,746,478

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $250,273,025)	274,268,077

FACE
AMOUNT

SHORT-TERM INVESTMENT — 1.9%

Repurchase Agreement — 1.9%

$5,314,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $5,314,376; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value — $5,425,112) (Cost — $5,314,000)	5,314,000

	TOTAL INVESTMENTS — 99.5% (Cost — $255,587,025#)	279,582,077

	Other Assets in Excess of Liabilities — 0.5%	1,504,696

	TOTAL NET ASSETS — 100.0%	$281,086,773

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Managed Assets Trust

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
*	Non-income producing security.
(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(c)	Rating by Moody’s Investors Service.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LYOTM Ns	—	Liquid Yield OptionTM Notes — Trademark of Merrill Lynch & Co. Inc.
PHONES SM	—	Participation Hybrid Option Note Exchangeable Securities SM — Service Mark of Merrill Lynch & Co. Inc.
PRIDES SM	—	Perpetual Redeemable Income Debt, Exchangeable for Stock SM — Service Mark of Merrill Lynch & Co. Inc.
QUIPSSM	—	Quarterly Income Preferred SecuritiesSM — Service Mark of Goldman Sachs & Co.

See pages 42 and 43 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 85.3%

Aerospace/Defense — 0.5%

$75,000	B	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	$81,750

475,000	B-	BE Aerospace, Inc., Senior Subordinated Notes, Series B, 8.875% due 5/1/11	498,750

			580,500

Airlines — 0.1%

150,000	BB+	JetBlue Airways Corp., Pass Through Certificates, Series 2004-2C, 6.368% due 11/15/08 (a)	150,308

Apparel — 0.2%

225,000	B-	Broder Brothers, Senior Notes, Series B, 11.250% due 10/15/10	228,375

Auto Parts & Equipment — 1.9%

475,000	B-	Accuride Corp., 8.500% due 2/1/15	466,687

175,000	B	Cooper-Standard Automotive Inc., 7.000% due 12/15/12	159,250

550,000	B-	Dura Operating Corp., Series B, 8.625% due 4/15/12	497,750

925,000	B-	Goodyear Tire & Rubber Co., Notes, 7.857% due 8/15/11	904,187

275,000	CCC+	Metaldyne Corp., 11.000% due 6/15/12	179,438

			2,207,312

Building Materials — 0.9%

250,000	NR	Armstrong World Industries, Inc., Senior Notes, 6.500% due 8/15/05 (b)	192,500
		Goodman Global Holding Co., Inc.:

125,000	B-	Senior Notes, 6.410% due 6/15/12 (a)(c)	123,750

290,000	B-	Senior Subordinated Notes, 7.875% due 12/15/12 (c)	269,700

275,000	CCC+	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	257,125

225,000	B-	Ply Gem Industries, Inc., Senior Subordinated Notes, 9.000% due 2/15/12	191,250

			1,034,325

Chemicals — 7.0%

163,000	B-	Crystal U.S. Holdings 3 LLC, Senior Discount Notes, Series B, step bond to yield 10.235% due 10/1/14	114,100

1,090,000	BBB-	Georgia Gulf Corp., Secured Notes, 7.625% due 11/15/05	1,106,350
		Huntsman International LLC:

450,000	B+	Senior Notes, 9.875% due 3/1/09	483,750

289,000	B	Senior Subordinated Notes, 10.125% due 7/1/09	298,754

53,000	BB	IMC Global, Inc., Series B, 10.875% due 6/1/08	59,890

100,000	CCC+	Innophos, Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (c)	102,500
		Lyondell Chemical Co.:

90,000	BB-	Senior Secured Notes, Series B, 9.875% due 5/1/07	92,700

1,325,000	B	Senior Subordinated Notes, 10.875% due 5/1/09	1,381,312
		Millennium America, Inc., Senior Notes:

1,175,000	BB-	7.000% due 11/15/06	1,207,312

603,000	BB-	9.250% due 6/15/08	655,762
		Nalco Co.:

75,000	B-	Senior Notes, 7.750% due 11/15/11	80,250

125,000	B-	Senior Subordinated Notes, 8.875% due 11/15/13	134,688

125,000	BB+	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	121,875
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†		RATING‡	SECURITY	VALUE

Chemicals — 7.0% (continued)
			PolyOne Corp., Senior Notes:

$200,000		B+	10.625% due 5/15/10	$212,500

175,000		B+	8.875% due 5/1/12	173,687

325,000		B+	Resolution Performance Products LLC, Secured Notes, 8.000% due 12/15/09	339,625

325,000		B-	Resolution Performance Products LLC/ RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	336,375
			Rhodia SA:

950,000		CCC+	Senior Notes, 7.625% due 6/1/10	926,250

175,000		CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	169,313

50,000	EUR	B-	Rockwood Specialties Group, Inc., Subordinated Notes, 7.625% due 11/15/14 (c)	61,249

				8,058,242

Commercial Services — 3.5%

850,000		B	Alderwoods Group, Inc., Senior Notes, 7.750% due 9/15/12 (c)	906,312

125,000		B-	Carriage Services, Inc., Notes, 7.875% due 1/15/15 (c)	132,500

150,000		BB-	NationsRent, Inc., Secured Notes, 9.500% due 10/15/10	164,250

1,500,000		BB-	United Rentals North America, Inc., Senior Notes, 6.500% due 2/15/12	1,483,125
			Williams Scotsman, Inc.:

1,075,000		B-	Senior Notes, 9.875% due 6/1/07	1,080,375

200,000		B	Senior Secured Notes, 10.000% due 8/15/08	221,026

				3,987,588

Computers — 0.5%

525,000		BB+	Unisys Corp., Senior Notes, 8.125% due 6/1/06	539,438

Diversified Financial Services — 5.2%

50,000		B-	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 11.167% due 10/1/12 (c)	34,000

574,000		CCC+	Alamosa Delaware, Inc., Senior Discount Notes, step bond to yield 11.101% due 7/31/09	635,705

439,000		B-	Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	493,875

350,000		B-	Harvest Operations Corp., Senior Notes, 7.875% due 10/15/11	335,125

4,196,231		BB-	Targeted Return Index Sector, TRAINS HY-2004-1, Senior Secured Notes, 8.211% due 8/1/15 (a)(c)	4,439,898

				5,938,603

Electric — 1.3%
			Allegheny Energy Supply Statutory Trust:

158,293		BB	Secured Notes, Series A, 10.250% due 11/15/07 (c)	174,914

16,706		BB	Secured Notes, Series B, 13.000% due 11/15/07 (c)	18,523

375,000		B	Calpine Generating Co. LLC, Secured Notes, 7.090% due 4/1/09 (a)	380,625
			Reliant Energy, Inc.:
			Secured Notes:

150,000		B+	9.250% due 7/15/10	164,250

425,000		B+	9.500% due 7/15/13	473,875

300,000		B+	Senior Secured Notes, 6.750% due 12/15/14	294,750

				1,506,937

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†	RATING‡	SECURITY	VALUE

Electronics — 0.3%

$150,000	B	Sanmina-SCI Corp., 6.750% due 3/1/13	$143,625

175,000	BBB-	Thomas & Betts Corp., Senior Notes, 7.250% due 6/1/13	192,765

			336,390

Entertainment — 2.0%
		AMC Entertainment, Inc.:

225,000	B-	7.518% due 8/15/10 (a)	233,719
		Senior Subordinated Notes:

360,000	CCC+	9.500% due 2/1/11	355,050

250,000	CCC+	8.000% due 3/1/14	223,125

175,000	B-	Series B, 8.625% due 8/15/12	180,250

250,000	B+	Argosy Gaming Co., Senior Subordinated Notes, 7.000% due 1/15/14	276,562

325,000	B-	Cinemark, Inc., Senior Discount Notes, step bond to yield 9.739% due 3/15/14	217,750

550,000	B	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	555,500

175,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 7.125% due 8/15/14	184,188

100,000	B+	Steinway Musical Instruments, Inc., Senior Notes, 8.750% due 4/15/11	105,250

			2,331,394

Environmental Control — 1.0%

25,000	B-	Aleris International, Inc., Senior Secured Notes, 9.000% due 11/15/14	26,000
		Allied Waste North America, Inc.:
		Secured Notes:

825,000	BB-	6.500% due 11/15/10	816,750

225,000	BB-	6.125% due 2/15/14	210,094

83,000	BB-	Series B, Senior Secured Notes, 9.250% due 9/1/12	90,055

			1,142,899

Food — 3.0%

300,000	B	B&G Foods, Inc., Senior Notes, 8.000% due 10/1/11	311,625

125,000	B	Del Monte Corp., Senior Subordinated Notes, 6.750% due 2/15/15 (c)	128,125

425,000	BB+	Delhaize America, Inc., 9.000% due 4/15/31	532,729

19,000	B+	Dole Food Co., Inc., Senior Notes, 8.875% due 3/15/11	20,378
		Great Atlantic & Pacific Tea Company, Inc.:

725,000	B-	Notes, 7.750% due 4/15/07	744,937

250,000	B-	Senior Notes, 9.125% due 12/15/11	264,375

50,000	B	Land O’ Lakes, Inc., Senior Secured Notes, 9.000% due 12/15/10	54,125

375,000	B	Roundy’s, Inc., Senior Subordinated Notes, Series B, 8.875% due 6/15/12	388,125

475,000	BB	Smithfield Foods, Inc., Senior Notes, 7.000% due 8/1/11	502,312

275,000	BB-	Stater Brothers Holdings, Inc., Senior Notes, 8.125% due 6/15/12	269,500

50,000	B+	Swift & Co., Senior Notes, 10.125% due 10/1/09	54,750

150,000	B+	Wornick Co., Secured Notes, 10.875% due 7/15/11	153,000

			3,423,981

Forest Products & Paper — 2.3%

50,000	B+	Boise Cascade LLC, Senior Notes, 6.016% due 10/15/12 (a)(c)	50,750

750,000	BB+	Fort James Corp., Senior Notes, 6.875% due 9/15/07	783,750

300,000	BB+	Georgia-Pacific Corp., Senior Notes, 9.375% due 2/1/13	340,875

50,000	B+	Neenah Paper, Inc., Senior Notes, 7.375% due 11/15/14 (c)	48,750
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†	RATING‡	SECURITY	VALUE

Forest Products & Paper — 2.3% (continued)

$75,000	BB-	Norske Skog Canada Ltd., Senior Notes, 7.375% due 3/1/14	$73,875

175,000	BB-	Sino-Forest Corp., Senior Notes, 9.125% due 8/17/11 (c)	192,062

1,600,000	B	Tembec Industries, Inc., Senior Notes, 7.750% due 3/15/12	1,184,000

			2,674,062

Health Care – Services — 3.0%

150,000	B	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	153,375
		HEALTHSOUTH Corp.:

550,000	NR	Notes, 7.625% due 6/1/12	536,250

100,000	NR	Senior Notes, 7.000% due 6/15/08	101,000

525,000	B	Radiologix, Inc., Senior Notes, Series B, 10.500% due 12/15/08	553,875

425,000	B-	Select Medical Corp., Senior Subordinated Notes, 7.625% due 2/1/15 (c)	422,875
		Tenet Healthcare Corp., Senior Notes:

275,000	B	7.375% due 2/1/13	272,937

1,650,000	B	6.875% due 11/15/31	1,394,250

			3,434,562

Home Builders — 3.5%

1,175,000	BB+	D.R. Horton, Inc., Notes, 6.125% due 1/15/14	1,221,092

1,150,000	B+	K Hovnanian Enterprises, Inc., 6.000% due 1/15/10	1,137,062
		KB HOME, Senior Subordinated Notes:

125,000	BB-	8.625% due 12/15/08	136,140

325,000	BB-	9.500% due 2/15/11	349,213

425,000	BB+	6.375% due 8/15/11	444,403
		William Lyon Homes, Inc., Senior Notes:

300,000	B	7.625% due 12/15/12	288,000

350,000	B	10.750% due 4/1/13	381,500

			3,957,410

Home Furnishings — 0.5%

75,000	B-	Norcraft Holdings LP/ Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.740% due 9/1/12	52,125

475,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	482,125

			534,250

Household Products/Wares — 1.4%

75,000	B-	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	75,750

125,000	B+	Church & Dwight Co., Inc., Senior Subordinated Notes, 6.000% due 12/15/12 (c)	126,875

150,000	CCC-	Home Products International, Inc., Senior Subordinated Notes, 9.625% due 5/15/08	132,000

525,000	CCC+	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11	555,188

775,000	B-	Spectrum Brands, Inc., Senior Subordinated Notes, 7.375% due 2/1/15 (c)	753,687

			1,643,500

Iron-Steel — 2.0%

1,475,000	B+	AK Steel Corp., Senior Notes, 7.750% due 6/15/12 (d)	1,253,750

300,000	BB	IPSCO, Inc., Senior Notes, 8.750% due 6/1/13	336,375
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†	RATING‡	SECURITY	VALUE

Iron-Steel — 2.0% (continued)

$175,000	BB	Steel Dynamics, Inc., Secured Notes, 9.500% due 3/15/09	$186,812

504,000	BB	United States Steel LLC, Senior Notes, 10.750% due 8/1/08	561,960

			2,338,897

Leisure Time — 1.4%

450,000	CCC	Bally Total Fitness Holding Corp., Senior Notes, 10.500% due 7/15/11	451,687

1,050,000	BB+	Royal Caribbean Cruises Ltd., Senior Debentures, 7.500% due 10/15/27	1,155,000

			1,606,687

Lodging — 6.4%

250,000	B+	Aztar Corp., Senior Subordinated Notes, 7.875% due 6/15/14	265,625

725,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	746,750
		Caesars Entertainment, Inc., Senior Subordinated Notes:

800,000	BB+	7.875% due 3/15/10	900,000

325,000	BB+	Series A, 7.875% due 12/15/05	330,687

550,000	BB+	Harrah’s Operating Co., Inc., Senior Subordinated Notes, 7.875% due 12/15/05	559,625

71,000	B+	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	72,420

650,000	BB+	ITT Corp., Notes, 6.750% due 11/15/05	657,312

100,000	B	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	107,500

53,197	B+	Mandalay Resort Group, Senior Subordinated Notes, 9.375% due 2/15/10	59,714
		MGM MIRAGE, Inc.:

750,000	BB	Senior Notes, 6.750% due 9/1/12	776,250

375,000	B+	Senior Subordinated Notes, 8.375% due 2/1/11	410,625

525,000	B	Resorts International Hotel & Casino, Inc., Senior Notes, 11.500% due 3/15/09	600,469
		Station Casinos, Inc.:

850,000	BB-	Senior Notes, 6.000% due 4/1/12	867,000

175,000	B+	Senior Subordinated Notes, 6.500% due 2/1/14	179,375

800,000	B+	Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., First Mortgage, 6.625% due 12/1/14 (c)	782,000

			7,315,352

Machinery – Diversified — 0.6%

375,000	BB-	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11	395,625

225,000	B-	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (c)	235,125

			630,750

Media — 8.1%

725,000	NR	Adelphia Communications Corp., Senior Notes, Series B, 8.375% due 2/1/08 (b)	634,375

200,000	BBB-	AMFM, Inc., Senior Notes, 8.000% due 11/1/08	215,190
		CCO Holdings LLC/ CCO Holdings Capital Corp., Senior Notes:

300,000	CCC-	7.535% due 12/15/10 (a)(c)	293,250

75,000	CCC-	8.750% due 11/15/13	74,250

75,000	NR	Century Communications Corp., Senior Notes, 9.500% due 3/1/49	77,625

500,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, 9.920% due 4/1/11	367,500

300,000	B-	Charter Communications Holdings LLC/ Charter Communications Holdings Capital Corp., Senior Notes, 8.375% due 4/30/14 (c)	300,000

1,200,000	BB-	CSC Holdings, Inc., Senior Notes, Series B, 7.625% due 4/1/11	1,191,000
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†		RATING‡	SECURITY	VALUE

Media — 8.1% (continued)
			Dex Media, Inc.:

$575,000		B	Discount Notes, step bond to yield 8.628% due 11/15/13	$465,750

625,000		B	Notes, 8.000% due 11/15/13	667,187

81,000		BB-	DirecTV Holdings LLC/ DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	90,113

100,000		NR	Frontiervision Holdings LP, Senior Discount Notes, 11.875% due 9/15/07 (b)	138,000
			Houghton Mifflin Co.:

1,125,000		BB-	Notes, 7.200% due 3/15/11	1,154,531

175,000		B-	Senior Notes, 8.250% due 2/1/11	182,438

1,025,000		B	Mediacom LLC/ Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	1,027,562

550,000		B	PRIMEDIA, Inc., Senior Notes, 8.875% due 5/15/11	578,875

75,000		BB+	Rogers Cable, Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	76,875

375,000		BB+	Shaw Communications, Inc., Senior Notes, 7.250% due 4/6/11	409,688

1,000,000		B	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,030,000

175,000	EUR	B-	Telenet Communications NV, Senior Notes, 9.000% due 12/15/13 (c)	240,836

				9,215,045

Metal Fabricate – Hardware — 0.2%

75,000		B	Hawk Corp., Senior Notes, 8.750% due 11/1/14	76,500

125,000		NR	Intermet Corp., 9.750% due 6/15/09 (b)	54,688

100,000		B	Wolverine Tube, Inc., Senior Notes, 10.500% due 4/1/09	95,500

				226,688

Mining — 0.7%

775,000		B	USEC, Inc., Senior Notes, 6.625% due 1/20/06	771,125

Miscellaneous Manufacturing — 1.1%

275,000		CCC-	BGF Industries, Inc., Senior Subordinated Notes, Series B, 10.250% due 1/15/09	281,188

250,000		CCC+	Foamex LP, Senior Subordinated Notes, 13.500% due 8/15/05	213,750

350,000		B-	Hexcel Corp., Senior Subordinated Notes, 6.750% due 2/1/15	351,750

325,000		CCC+	MAXX Corp., Senior Subordinated Notes, 9.750% due 6/15/12	288,437

175,000		CCC+	MAXX Holdings, Inc., Senior Discount Notes, step bond to yield 11.254% due 12/15/12 (c)	77,000

				1,212,125

Office/Business Equipment — 0.4%

525,000		B	Danka Business Systems PLC, Senior Notes, 11.000% due 6/15/10	422,625

Oil & Gas — 2.1%

275,000		B-	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	270,875

62,930		B-	El Paso CGP Co., Senior Debentures, 6.700% due 2/15/27	63,765

650,000		B	El Paso Production Holding Co., Senior Notes, 7.750% due 6/1/13	697,125

50,000		BBB-	Evergreen Resources, Inc., Senior Notes, 5.875% due 3/15/12	49,746

150,000		BB-	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	166,125

225,000		BB-	Newfield Exploration Co., Senior Subordinated Notes, 6.625% due 9/1/14	236,813

325,000		BB	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	346,937

125,000		BB-	Pride International, Inc., Senior Notes, 7.375% due 7/15/14	137,813
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†		RATING‡	SECURITY	VALUE

Oil & Gas — 2.1% (continued)
			Tesoro Corp.:

$125,000		BBB-	Secured Notes, 8.000% due 4/15/08	$132,500

225,000		BB-	Senior Subordinated Notes, 9.625% due 4/1/12	250,031

				2,351,730

Oil & Gas Services — 0.5%
			Key Energy Services, Inc.:

100,000		B-	Senior Notes, 6.375% due 5/1/13	101,000

300,000		B-	Senior Notes, Series C, 8.375% due 3/1/08	311,250

175,000		B-	Seitel, Inc., Senior Notes, 11.750% due 7/15/11	192,500

				604,750

Packaging & Containers — 3.8%

850,000		B	Crown Cork & Seal Co., Inc., Debentures, 7.375% due 12/15/26	784,125

75,000		B	Crown Cork & Seal Finance PLC, 7.000% due 12/15/06	77,250
			Crown European Holdings SA:

300,000	EUR	BB	6.250% due 9/1/11	383,825

150,000		B	Senior Secured Notes, 10.875% due 3/1/13	177,000

350,000		B	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	353,500
			Owens-Brockway Glass Container, Inc.:

225,000		B	6.750% due 12/1/14	228,656

575,000		BB-	Secured Notes, 8.875% due 2/15/09	613,813

300,000		BB-	Senior Secured Notes, 7.750% due 5/15/11	320,250

1,000,000		B	Smurfit-Stone Container Enterprises, Inc., Senior Notes, 8.375% due 7/1/12	1,015,000

400,000		B-	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	376,000

				4,329,419

Pharmaceuticals — 0.1%

175,000		CCC+	Warner Chilcott Corp., 8.750% due 2/1/15 (c)	171,063

Pipelines — 2.6%
			Dynegy Holdings, Inc.:

400,000		CCC+	Senior Debentures, 7.125% due 5/15/18	383,000

325,000		B-	Senior Secured Notes, 10.125% due 7/15/13 (c)	368,875

275,000		B-	Sonat, Inc., Notes, 6.625% due 2/1/08	272,250

575,000		B	Southern Natural Gas Co., Notes, 7.350% due 2/15/31	614,550

375,000		B+	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	448,125

850,000		B+	Williams Cos., Inc., Notes, 7.125% due 9/1/11	922,250

				3,009,050

REITs — 1.2%

200,000		B-	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	219,500
			Host Marriott LP:

100,000		B+	Senior Notes, 7.125% due 11/1/13	104,750

100,000		B+	Senior Notes, Series M, 7.000% due 8/15/12	104,250

75,000		BB-	La Quinta Properties, Inc., Senior Notes, 7.000% due 8/15/12	77,906
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†	RATING‡	SECURITY	VALUE

REITs — 1.2% (continued)
		MeriStar Hospitality Corp., Senior Notes:

$125,000	CCC+	9.000% due 1/15/08	$131,250

725,000	CCC+	9.125% due 1/15/11	764,875

			1,402,531

Retail — 2.9%

100,000	B	Blockbuster, Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (c)	94,000

500,000	CCC+	Denny’s Corp., Senior Notes, 1.000% due 9/21/10 (c)	515,000

175,000	CCC+	Duane Reade, Inc., Secured Notes, 7.910% due 12/15/10 (a)(c)	171,500

175,000	B-	El Pollo Loco, Inc., Secured Notes, 9.250% due 12/15/09	183,750

325,000	B-	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12	316,875

380,000	BB+	J.C. Penney Co., Inc., Debentures, 8.125% due 4/1/27	402,800

100,000	B	Jean Coutu Group (PJC) Inc., Senior Notes, 7.625% due 8/1/12	103,750

275,000	B	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	272,937

250,000	B-	Pantry, Inc., Senior Subordinated Notes, 7.750% due 2/15/14	256,250

250,000	B+	Rite Aid Corp., Senior Secured Second Lien Notes, 8.125% due 5/1/10	258,750

700,000	CCC+	Saks, Inc., Senior Notes, 7.500% due 12/1/10	703,500

			3,279,112

Semiconductors — 0.8%
		Amkor Technology, Inc., Senior Notes:

500,000	B-	7.125% due 3/15/11	435,000

100,000	B-	7.750% due 5/15/13	86,500

375,000	BB+	Freescale Semiconductor, Inc., Senior Notes, 5.891% due 7/15/09 (a)	391,406

			912,906

Telecommunications — 11.1%

300,000	CCC+	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 10.240% due 8/1/08	231,750

402,000	BB+	AT&T Corp., Senior Notes, 8.050% due 11/15/11	465,315

87,879	Caa2 (e)	Calpoint Receivable Structured Trust, Notes, 7.440% due 12/10/06 (c)	88,758

700,000	CCC	Centennial Communications Corp./ Cellular Operating Co. LLC, Senior Notes, 10.125% due 6/15/13	794,500
		Cincinnati Bell, Inc.:

650,000	B-	Senior Notes, 7.000% due 2/15/15 (c)	638,625
		Senior Subordinated Notes:

650,000	B-	8.375% due 1/15/14	669,500

375,000	B-	8.375% due 1/15/14 (c)	386,250

500,000	BB+	Citizens Communications Co., Senior Notes, 6.250% due 1/15/13	486,250

275,000	B-	Dobson Cellular Systems, Secured Notes, 8.375% due 11/1/11 (c)	290,125

100,000	CCC+	Inmarsat Finance II PLC, step bond to yield 10.372% due 11/15/12	79,000

725,000	B	Insight Midwest LP/ Insight Capital, Inc., Senior Notes, 9.750% due 10/1/09	754,782
		Intelsat Bermuda Ltd., Senior Notes:

175,000	B+	7.805% due 1/15/12 (a)(c)	178,938

675,000	B+	8.250% due 1/15/13 (c)	700,312
		IWO Holdings, Inc.:

100,000	CCC+	Secured Notes, 6.891% due 1/15/12 (a)(c)	99,750

400,000	CCC-	Senior Discount Notes, step bond to yield 10.265% due 1/15/15 (c)	264,000
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT†		RATING‡	SECURITY	VALUE

Telecommunications — 11.1% (continued)

$1,325,000		B	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	$1,192,500
			MCI, Inc., Senior Notes:

951,000		B+	6.908% due 5/1/07 (a)	966,454

176,000		B+	7.688% due 5/1/09 (a)	183,700

225,000		B+	8.735% due 5/1/14 (a)	252,844

650,000		BB	Nextel Communications, Inc., Senior Notes, 5.950% due 3/15/14	678,437

175,000	EUR	B-	NTL Cable PLC, 8.750% due 4/15/14	223,898

325,000		B+	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	356,281

125,000		B	Qwest Capital Funding, Inc., 6.250% due 7/15/05	125,000

550,000		BB-	Qwest Corp., Senior Notes, 7.875% due 9/1/11 (c)	576,125

150,000		B	Qwest Services Corp., Secured Notes, 13.500% due 12/15/10	174,000
			Rogers Wireless Communications, Inc.:

475,000		BB	Secured Notes, 7.250% due 12/15/12	515,375

450,000		B+	Senior Subordinated Notes, 8.000% due 12/15/12	487,125

700,000		B-	Rural Cellular Corp., Secured Notes, 8.250% due 3/15/12	735,000

124,000		B-	Syniverse Technologies, Inc., Senior Subordinated Notes, Series B, 12.750% due 2/1/09	138,105

				12,732,699

Textiles — 0.5%

275,000		B+	INVISTA, Notes, 9.250% due 5/1/12 (c)	301,813
			Simmons Co.:

175,000		B-	Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (c)	79,625

250,000		B-	Senior Subordinated Notes, 7.875% due 1/15/14	216,250

				597,688

Transportation — 0.7%

200,000		B	CHC Helicopter Corp., Senior Subordinated Notes, 7.375% due 5/1/14	200,500

475,000		B+	Grupo Transportacion Ferroviaria Mexicana, SA de CV, Senior Notes, 12.500% due 6/15/12	558,125

				758,625

			TOTAL CORPORATE BONDS & NOTES (Cost — $94,229,949)	97,598,943

SHARES

COMMON STOCK — 0.7%

CONSUMER DISCRETIONARY — 0.0%

Media — 0.0%

1,057	Classic Holdco LLC (f)(g)*	34,500

INDUSTRIALS — 0.0%

Air Freight & Logistics — 0.0%

41	Atlas Air Worldwide Holdings Inc.*	1,332

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.1%

5,159	MCI, Inc.	$132,638

Wireless Telecommunication Services — 0.1%

19,195	Dobson Communications Corp., Class A Shares*	81,771

1,240	Horizon PCS Inc., Class A Shares*	31,620

		113,391

	TOTAL TELECOMMUNICATION SERVICES	246,029

UTILITIES — 0.5%

Electric Utilities — 0.5%

17,382	NorthWestern Corp.	547,881

	TOTAL COMMON STOCK (Cost — $986,159)	829,742

PREFERRED STOCK — 0.1%

CONSUMER DISCRETIONARY — 0.1%

Media — 0.1%

100	Granite Broadcasting Corp., Cumulative Exchangeable*, 12.750%	30,750

11	Paxson Communications Corp., Cumulative Jr. Exchangeable*, 14.250%	70,978

	TOTAL PREFERRED STOCK (Cost — $179,706)	101,728

CONVERTIBLE PREFERRED STOCK — 0.3%

CONSUMER DISCRETIONARY — 0.0%

Auto Components — 0.0%

40	HLI Operating Co., Inc., Cumulative Exchangeable, Series A, 8.000%	1,940

TELECOMMUNICATION SERVICES — 0.3%

Communications Equipment — 0.0%

400	Dobson Communications Corp., Cumulative Exchangeable, Series F, 6.000% (c)(g)	50,200

Wireless Telecommunication Services — 0.3%

284	Alamosa Holdings, Inc., Cumulative Exchangeable, Series B, 7.500%	293,194

	TOTAL TELECOMMUNICATION SERVICES	343,394

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $163,181)	345,334

WARRANTS

WARRANTS — 0.0% (e)(g)

Diversified Telecommunication Services — 0.0%

275	Horizon PCS, Inc., expires 10/1/10*	0

Electronic Equipment & Instruments — 0.0%

9,411	Viasystems Group, Inc., expires 1/31/10*	0

	TOTAL WARRANTS (Cost — $147,600)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $95,706,595)	98,875,747

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
High Yield Bond Trust

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 12.1%

Repurchase Agreement — 12.1%

$13,803,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $13,803,978; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value — $14,084,689) (Cost — $13,803,000)	$13,803,000

	TOTAL INVESTMENTS — 98.5% (Cost — $109,509,595#)	112,678,747

	Other Assets in Excess of Liabilities — 1.5%	1,754,396

	TOTAL NET ASSETS — 100.0%	$114,433,143

†	Face amount denominated in U.S. dollars, unless otherwise indicated.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
*	Non-income producing security.
(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Security is currently in default.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(d)	All or a portion of this security is held as collateral for open forward foreign currency contracts.

(e)	Rating by Moody’s Investors Service.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(g)	Illiquid security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 42 and 43 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Capital Appreciation Fund

SHARES	SECURITY	VALUE

COMMON STOCK — 90.4%

CONSUMER DISCRETIONARY — 21.2%

Internet & Catalog Retail — 3.4%

1,077,870	eBay, Inc.*	$35,580,488

Media — 5.0%

1,568,785	XM Satellite Radio Holdings, Inc., Class A Shares*	52,805,303

Multi-Line Retail — 2.5%

232,800	J.C. Penney Co., Inc.	12,240,624

241,580	Kohl’s Corp.*	13,506,738

		25,747,362

Specialty Retail — 5.4%

549,945	Advance Auto Parts*	35,498,950

266,285	Lowe’s Cos., Inc.	15,503,113

236,670	Staples, Inc.	5,045,804

		56,047,867

Textiles, Apparel & Luxury Goods — 4.9%

590,325	NIKE, Inc., Class B Shares	51,122,145

	TOTAL CONSUMER DISCRETIONARY	221,303,165

ENERGY — 6.8%

Oil, Gas & Consumable Fuels — 6.8%

1,004,130	Murphy Oil Corp.	52,445,710

397,580	Suncor Energy, Inc.	18,813,485

	TOTAL ENERGY	71,259,195

FINANCIALS — 13.5%

Commercial Banks — 7.8%

824,390	Bank of America Corp.	37,600,428

709,220	Wells Fargo & Co.	43,673,767

		81,274,195

Diversified Financial Services — 4.1%

285,470	American Express Co.	15,195,568

172,875	Goldman Sachs Group, Inc.	17,636,708

183,095	SLM Corp.	9,301,226

		42,133,502

Insurance — 1.6%

100,000	Allstate Corp.	5,975,000

3,901	Berkshire Hathaway, Inc., Class B Shares*	10,858,434

		16,833,434

	TOTAL FINANCIALS	140,241,131

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Capital Appreciation Fund

SHARES	SECURITY	VALUE

HEALTH CARE — 26.4%

Biotechnology — 12.7%

1,024,775	Genentech, Inc.*	$82,268,937

714,505	Gilead Sciences, Inc.*	31,431,075

224,045	Invitrogen Corp.*	18,660,708

		132,360,720

Health Care Providers & Services — 11.2%

2,245,345	UnitedHealth Group, Inc.	117,072,288

Pharmaceuticals — 2.5%

203,785	Roche Holding AG	25,769,024

	TOTAL HEALTH CARE	275,202,032

INDUSTRIALS — 5.8%

Aerospace & Defense — 3.3%

532,790	Lockheed Martin Corp.	34,562,087

Electrical Equipment — 2.5%

422,060	Energizer Holdings, Inc.*	26,239,470

	TOTAL INDUSTRIALS	60,801,557

INFORMATION TECHNOLOGY — 15.7%

Communications Equipment — 0.9%

287,440	QUALCOMM, Inc.	9,488,394

Computers & Peripherals — 6.6%

1,882,840	Apple Computer, Inc.*	69,307,341

Internet Software & Services — 2.2%

646,300	Yahoo!, Inc.*	22,394,295

Semiconductors & Semiconductor Equipment — 1.1%

403,450	Texas Instruments, Inc.	11,324,842

Software — 4.9%

904,725	Electronic Arts, Inc.*	51,216,482

	TOTAL INFORMATION TECHNOLOGY	163,731,354

UTILITIES — 1.0%

Independent Power Producers & Energy Traders — 1.0%

643,070	AES Corp.*	10,533,487

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $570,015,884)	943,071,921

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Capital Appreciation Fund

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 9.5%

Repurchase Agreement — 9.5%

$99,695,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $99,702,062; (Fully collateralized by U.S. Treasury Bonds, 8.000% to 8.875% due 2/15/19 to 11/15/21; Market value — $101,690,852) (Cost — $99,695,000)	$99,695,000

	TOTAL INVESTMENTS — 99.9% (Cost — $669,710,884#)	1,042,766,921

	Other Assets in Excess of Liabilities — 0.1%	683,070

	TOTAL NET ASSETS — 100.0%	$1,043,449,991

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Money Market Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.1%

CERTIFICATES OF DEPOSIT — 5.0%

$16,200,000	Wells Fargo Bank NA, 4.650% due 7/12/05 (Cost — $16,200,000)	$16,200,000

COMMERCIAL PAPER — 95.1%

15,000,000	Atomium Funding Corp., Credit Enhanced by KBC Bank N.V., 3.150% due 7/5/05 (a)	14,994,833

15,000,000	Canadian Imperial Bank of Commerce, 4.180% due 7/13/05	14,984,600

15,000,000	Caterpillar Financial Services Corp., 3.140% due 7/7/05	14,992,275

16,000,000	Cobbler Funding LLC, 3.330% due 7/25/05 (a)	15,964,587

16,100,000	Coca-Cola Co., 3.310% due 7/26/05	16,063,551

16,422,000	Coca-Cola Enterprises, Inc., 3.100% due 7/11/05 (a)	16,408,087

6,000,000	Gannett Co., Inc., 3.250% due 7/22/05	5,988,800

16,100,000	General Electric Capital Corp., 3.300% due 7/19/05	16,073,837

16,500,000	Goldman Sachs Group, Inc., 4.280% due 7/14/05	16,481,529

10,293,000	HSBC Finance Corp., 3.160% due 7/15/05	10,280,551

16,300,000	ING U.S. Funding LLC, 3.110% due 7/6/05	16,293,072

15,900,000	Nestle Capital Corp., 4.960% due 7/20/05 (a)	15,873,315

16,305,000	Park Avenue Receivables Corp., Credit Enhanced By JPMorgan Chase Bank, 3.120% due 7/8/05 (a)	16,295,267

15,000,000	Polonius, Inc., Credit Enhanced by Danske Bank A/S, 3.270% due 7/18/05 (a)	14,977,192

15,900,000	Royal Bank of Scotland PLC, 4.780% due 7/15/05	15,880,090

12,000,000	Societe Generale NA, 4.080% due 7/15/05	11,985,347

16,400,000	Toronto Dominion Holdings USA, 5.480% due 7/6/05	16,393,076

15,976,000	Toyota Motor Credit Corp., 3.090% due 7/7/05 (a)	15,967,905

11,124,000	UBS Finance Delaware LLC, 4.740% due 7/1/05	11,124,000

16,100,000	USAA Capital Corp., 3.290% due 7/13/05	16,082,612

15,900,000	Victory Receivable Corp., Credit Enhanced by Banks Rated A-1/ P-1, 5.290% due 7/21/05 (a)	15,871,027

	TOTAL COMMERCIAL PAPER (Cost — $308,975,553)	308,975,553

	TOTAL INVESTMENTS — 100.1% (Cost — $325,175,553#)	325,175,553

	Liabilities in Excess of Other Assets — (0.1)%	(367,384)

	TOTAL NET ASSETS — 100.0%	$324,808,169

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

 Bond Ratings (unaudited) (continued)

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

 Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

	Managed	High Yield	Capital	Money
	Assets	Bond	Appreciation	Market
	Trust	Trust	Fund	Portfolio

ASSETS:

Investments, at cost	$250,273,025	$95,706,595	$570,015,884	—

Short-term investments, at cost	5,314,000	13,803,000	99,695,000	$325,175,553

Foreign currency, at cost	9	—	—	—

Investments, at value	$274,268,077	$98,875,747	$943,071,921	—

Short-term investments, at value	5,314,000	13,803,000	99,695,000	$325,175,553

Foreign currency, at value	11	—	—	—

Dividends and interest receivable	1,198,195	1,850,544	340,172	33,372

Receivable for securities sold	566,326	153,534	2,523,003	—

Receivable for Fund shares sold	1,364	6,699	46,371	167,241

Unrealized appreciation on forward foreign currency contracts (Notes 1 and 3)	—	11,920	—	—

Prepaid expenses	1,295	—	—	—

Total Assets	281,349,268	114,701,444	1,045,676,467	325,376,166

LIABILITIES:

Investment advisory fees payable	116,768	41,405	603,581	79,673

Payable for Fund shares repurchased	66,268	24,547	1,434,622	63,162

Administration fees payable	14,012	5,594	51,261	15,972

Due to custodian	10,530	5,811	10,107	9,798

Payable for securities purchased	—	153,534	—	—

Dividends payable	—	—	—	337,907

Accrued expenses	54,917	37,410	126,905	61,485

Total Liabilities	262,495	268,301	2,226,476	567,997

Total Net Assets	$281,086,773	$114,433,143	$1,043,449,991	$324,808,169

NET ASSETS:

Par value (Note 4)	—	—	—	$32,480,803

Paid-in capital	$251,446,945	$107,126,178	$1,037,062,151	292,327,225

Undistributed net investment income	3,017,571	3,671,522	343,991	7,965

Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	2,627,203	454,715	(367,007,317)	(7,824)

Net unrealized appreciation on investments and foreign currencies	23,995,054	3,180,728	373,051,166	—

Total Net Assets	$281,086,773	$114,433,143	$1,043,449,991	$324,808,169

Shares Outstanding	17,009,471	11,542,636	15,015,184	324,808,028

Net Asset Value	$16.53	$9.91	$69.49	$1.00

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Six Months Ended June 30, 2005

	Managed	High Yield	Capital	Money
	Assets	Bond	Appreciation	Market
	Trust	Trust	Fund	Portfolio

INVESTMENT INCOME:

Interest	$2,253,899	$4,023,894	$1,067,842	$4,394,933

Dividends	1,628,849	15,814	3,303,120	—

Less: Foreign taxes withheld	—	—	(59,012)	—

Total Investment Income	3,882,748	4,039,708	4,311,950	4,394,933

EXPENSES:

Investment advisory fees (Note 2)	709,727	243,172	3,539,726	517,236

Administration fees (Note 2)	85,167	32,757	303,405	95,992

Custody	23,243	25,505	29,438	14,183

Shareholder reports	15,472	6,934	60,076	21,741

Legal fees	12,462	11,332	11,155	13,258

Audit and tax	12,743	8,972	15,050	8,980

Trustees’ fees	5,598	4,284	2,500	2,700

Insurance	2,595	737	4,806	876

Miscellaneous expenses	1,221	381	1,803	354

Total Expenses	868,228	334,074	3,967,959	675,320

Less: Expense reimbursement (Note 2)	—	—	—	(35,435)

Net Expenses	868,228	334,074	3,967,959	639,885

Net Investment Income	3,014,520	3,705,634	343,991	3,755,048

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	2,965,759	755,538	62,048,188	(19)

Futures contracts	(94,393)	—	—	—

Foreign currency transactions	—	78,918	(6,867)	—

Net Realized Gain (Loss)	2,871,366	834,456	62,041,321	(19)

Change in Net Unrealized Appreciation/ Depreciation From:

Investments	(6,727,037)	(4,444,574)	(13,427,738)	—

Futures contracts	2,680	—	—	—

Foreign currencies	—	11,591	(12,406)	—

Change in Net Unrealized Appreciation/ Depreciation	(6,724,357)	(4,432,983)	(13,440,144)	—

Net Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(3,852,991)	(3,598,527)	48,601,177	(19)

Increase (Decrease) in Net Assets From Operations	$(838,471)	$107,107	$48,945,168	$3,755,029

See Notes to Financial Statements.

 Statements of Changes in Net Assets
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

MANAGED ASSETS TRUST	2005	2004

OPERATIONS:

Net investment income	$3,014,520	$6,677,914

Net realized gain	2,871,366	11,807,350

Change in net unrealized appreciation/depreciation	(6,724,357)	7,564,971

Increase (Decrease) in Net Assets From Operations	(838,471)	26,050,235

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(45,070)	(6,765,497)

Net realized gains	(1,756,536)	(2,452,309)

Decrease in Net Assets From Distributions to Shareholders	(1,801,606)	(9,217,806)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	3,024,022	7,924,859

Reinvestment of distributions	1,801,606	9,217,806

Cost of shares repurchased	(18,347,729)	(26,600,443)

Decrease in Net Assets From Fund Share Transactions	(13,522,101)	(9,457,778)

Increase (Decrease) in Net Assets	(16,162,178)	7,374,651

NET ASSETS:

Beginning of period	297,248,951	289,874,300

End of period*	$281,086,773	$297,248,951

* Includes undistributed net investment income of:	$3,017,571	$48,121

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

HIGH YIELD BOND TRUST	2005	2004

OPERATIONS:

Net investment income	$3,705,634	$6,907,148

Net realized gain (loss)	834,456	(362,305)

Change in net unrealized appreciation/depreciation	(4,432,983)	1,617,958

Net increase from payment by affiliates (Note 2)	—	75,068

Increase in Net Assets From Operations	107,107	8,237,869

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(5,879)	(6,987,891)

Net realized gains	—	(65,843)

Decrease in Net Assets From Distributions to Shareholders	(5,879)	(7,053,734)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	13,175,243	19,629,157

Reinvestment of distributions	5,879	7,053,734

Cost of shares repurchased	(5,388,166)	(17,180,397)

Increase in Net Assets From Fund Share Transactions	7,792,956	9,502,494

Increase in Net Assets	7,894,184	10,686,629

NET ASSETS:

Beginning of period	106,538,959	95,852,330

End of period*	$114,433,143	$106,538,959

* Includes undistributed net investment income and overdistributed net investment income, respectively, of:	$3,671,522	$(28,233)

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

CAPITAL APPRECIATION FUND	2005	2004

OPERATIONS:

Net investment income (loss)	$343,991	$(1,463,757)

Net realized gain (loss)	62,041,321	(47,038,979)

Change in net unrealized appreciation/depreciation	(13,440,144)	223,220,300

Increase in Net Assets From Operations	48,945,168	174,717,564

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	5,643,308	4,387,734

Cost of shares repurchased	(53,482,158)	(122,503,664)

Decrease in Net Assets From Fund Share Transactions	(47,838,850)	(118,115,930)

Increase in Net Assets	1,106,318	56,601,634

NET ASSETS:

Beginning of period	1,042,343,673	985,742,039

End of period*	$1,043,449,991	$1,042,343,673

* Includes undistributed net investment income of:	$343,991	—

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

MONEY MARKET PORTFOLIO	2005	2004

OPERATIONS:

Net investment income	$3,755,048	$3,375,116

Net realized gain (loss)	(19)	16

Increase in Net Assets From Operations	3,755,029	3,375,132

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(3,755,048)	(3,375,116)

Decrease in Net Assets From Distributions to Shareholders	(3,755,048)	(3,375,116)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	106,374,346	183,076,228

Reinvestment of distributions	3,651,372	3,223,605

Cost of shares repurchased	(88,164,226)	(229,178,505)

Increase (Decrease) in Net Assets From Fund Share Transactions	21,861,492	(42,878,672)

Increase (Decrease) in Net Assets	21,861,473	(42,878,656)

NET ASSETS:

Beginning of period	302,946,696	345,825,352

End of period*	$324,808,169	$302,946,696

* Includes undistributed net investment income of:	$7,965	$7,965

See Notes to Financial Statements.

 Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MANAGED ASSETS TRUST	2005(1)		2004(2)	2003	2002	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$16.67		$15.72	$13.20	$15.55	$17.94	$21.12

Income (Loss) From Operations:

Net investment income	0.18		0.37	0.39	0.45	0.49	0.48

Net realized and unrealized gain (loss)	(0.22)		1.11	2.51	(1.79)	(1.40)	(0.71)

Total Income (Loss) From Operations	(0.04)		1.48	2.90	(1.34)	(0.91)	(0.23)

Less Distributions From:

Net investment income	(0.00	)(3)	(0.39)	(0.38)	(0.92)	(0.46)	(0.41)

Net realized gains(4)	(0.10)		(0.14)	—	(0.09)	(1.02)	(2.54)

Total Distributions	(0.10)		(0.53)	(0.38)	(1.01)	(1.48)	(2.95)

Net Asset Value, End of Period	$16.53		$16.67	$15.72	$13.20	$15.55	$17.94

Total Return(5)	(0.20)%		9.44%	21.98%	(8.60)%	(5.08)%	(1.62)%

Net Assets, End of Period (000s)	$281,087		$297,249	$289,874	$250,910	$307,520	$342,834

Ratios to Average Net Assets:

Gross expenses	0.61	%(6)	0.61%	0.59%	0.61%	0.59%	0.59%

Net expenses(7)	0.61	(6)	0.60 (8)	0.59	0.61	0.59	0.59

Net investment income	2.12	(6)	2.31	2.64	2.80	2.95	2.47

Portfolio Turnover Rate	21%		64%	84%	39%	59%	56%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Distributions from realized gains include both net realized short-term and long-term capital gains.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(8)	The sub-administrator waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

HIGH YIELD BOND TRUST(1)	2005(2)		2004		2003	2002	2001	2000

Net Asset Value, Beginning of Period	$9.91		$9.76		$8.11	$9.04	$8.77	$9.47

Income (Loss) From Operations:

Net investment income	0.32		0.70		0.77	0.78	0.80	0.79

Net realized and unrealized gain (loss)	(0.32)		0.16		1.59	(0.40)	0.04	(0.70)

Total Income From Operations	0.00	(3)	0.86		2.36	0.38	0.84	0.09

Less Distributions From:

Net investment income	(0.00	)(3)	(0.70)		(0.71)	(1.31)	(0.57)	(0.79)

Net realized gains(4)	—		(0.01)		—	—	—	—

Total Distributions	(0.00	)(3)	(0.71)		(0.71)	(1.31)	(0.57)	(0.79)

Net Asset Value, End of Period	$9.91		$9.91		$9.76	$8.11	$9.04	$8.77

Total Return(5)	0.01%		8.75	% (6)	29.15%	4.57%	9.55%	0.97%

Net Assets, End of Period (000s)	$114,433		$106,539		$95,852	$60,818	$50,016	$34,678

Ratios to Average Net Assets:

Gross expenses	0.61	%(7)	0.63%		0.65%	0.71%	0.73%	0.83%

Net expenses(8)	0.61	(7)	0.60	(9)	0.65	0.71	0.73	0.83

Net investment income	6.79	(7)	7.08		8.28	8.81	8.79	8.74

Portfolio Turnover Rate	31%		79%		80%	100%	110%	80%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	Amount is less than $0.01.

(4)	Distributions from realized gains include both net realized short-term and long-term capital gains.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	The adviser fully reimbursed the Fund for losses incurred resulting from violations of the Fund’s investment restrictions. Without this reimbursement, the Fund’s total return would have been 8.64%.

(7)	Annualized.

(8)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(9)	The sub-administrator waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

CAPITAL APPRECIATION FUND	2005(1)		2004(2)	2003(2)		2002(2)

Net Asset Value, Beginning of Period	$66.23		$55.41	$44.38		$60.30

Income (Loss) From Operations:

Net investment income (loss)	0.02		(0.09)	0.07		0.14

Net realized and unrealized gain (loss)	3.24		10.91	10.99		(15.24)

Total Income (Loss) From Operations	3.26		10.82	11.06		(15.10)

Less Distributions From:

Net investment income	—		—	(0.03)		(0.81)

Net realized gains(3)	—		—	—		—

Return of capital	—		—	(0.00	)(4)	(0.01)

Total Distributions	—		—	(0.03)		(0.82)

Net Asset Value, End of Period	$69.49		$66.23	$55.41		$44.38

Total Return(5)	4.92%		19.53%	24.91%		(25.09)%

Net Assets, End of Period (millions)	$1,043		$1,042	$986		$864

Ratios to Average Net Assets:

Gross expenses	0.78	%(6)	0.82%	0.82%		0.84%

Net expenses(7)	0.78	(6)	0.81 (8)	0.82		0.84

Net investment income (loss)	0.07	(6)	(0.15)	0.14		0.27

Portfolio Turnover Rate	12%		16%	59%		52%

[Additional columns below]

[Continued from above table, first column(s) repeated]

CAPITAL APPRECIATION FUND	2001(2)	2000

Net Asset Value, Beginning of Period	$82.01	$108.80

Income (Loss) From Operations:

Net investment income (loss)	0.61	0.29

Net realized and unrealized gain (loss)	(22.01)	(23.29)

Total Income (Loss) From Operations	(21.40)	(23.00)

Less Distributions From:

Net investment income	(0.31)	(0.04)

Net realized gains(3)	—	(3.75)

Return of capital	—	—

Total Distributions	(0.31)	(3.79)

Net Asset Value, End of Period	$60.30	$82.01

Total Return(5)	(26.09)%	(21.88)%

Net Assets, End of Period (millions)	$1,300	$1,797

Ratios to Average Net Assets:

Gross expenses	0.84%	0.83%

Net expenses(7)	0.84	0.83

Net investment income (loss)	0.91	0.30

Portfolio Turnover Rate	47%	30%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Distributions from realized gains include both net realized short-term and long-term capital gains.

(4)	Amount is less than $0.01.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(8)	The sub-administrator waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MONEY MARKET PORTFOLIO	2005(1)		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) From Operations:

Net investment income	0.012		0.01	0.008	0.014	0.036	0.06

Distributions from net investment income	(0.012)		(0.01)	(0.008)	(0.014)	(0.036)	(0.06)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	1.17%		1.01%	0.78%	1.39%	3.71%	6.18%

Net Assets, End of Period (000s)	$324,808		$302,947	$345,825	$393,244	$353,269	$147,117

Ratios to Average Net Assets:

Gross expenses	0.42	%(5)	0.42%	0.42%	0.42%	0.42%	0.44%

Net expenses(3)(4)	0.40	(5)	0.40	0.40	0.40	0.40	0.40

Net investment income	2.35	(5)	1.00	0.78	1.38	3.46	6.04

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	The administrator waived its fees and reimbursed the Fund for certain expenses for the six months ended June 30, 2005 and the years ended December 31, 2004, 2003, 2002, 2001 and 2000. In addition, the sub-administrator waived a portion of its fees for the year ended December 31, 2004.

(4)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.40%.

(5)	Annualized.

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

     1.  Organization and Significant Accounting Policies

      The Managed Assets Trust (“MAT”), High Yield Bond Trust (“HYBT”), Capital Appreciation Fund (“CAF”) and Money Market Portfolio (“MMP”) (collectively, “Funds”) are each a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Shares of the Funds are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. For MAT, HYBT and CAF, short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. For MMP, money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. MMP’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

      The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      (d) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain

 Notes to Financial Statements (unaudited) (continued)

or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

      Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      (e) Credit and Market Risk. HYBT invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield instruments reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

      (f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      (h) Distributions to Shareholders. Distributions from net investment income for MAT , HYBT and CAF , if any, are declared at least annually. Distributions from net investment income on shares of MMP are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of the Funds, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (i) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

 Notes to Financial Statements (unaudited) (continued)

     2.  Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      Travelers Asset Management International Company LLC (“TAMIC”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Funds. MAT and MMP pay TAMIC an investment advisory fee calculated at the annual rate of 0.50% and 0.3233%, respectively, of their average daily net assets of the respective Fund. HYBT and CAF pay TAMIC an investment advisory fee calculated daily and paid monthly at the annual rate of their respective Fund’s average daily net assets as follows:

Investment
Average Daily Net Assets	Advisory Fee

HYBT

First $50.0 million	0.500%

Next $100.0 million	0.400%

Next $100.0 million	0.300%

Over $250.0 million	0.250%

CAF

First $1.5 billion	0.700%

Over $1.5 billion	0.650%

      TAMIC has entered into a sub-advisory agreement with TIMCO Asset Management, Inc. (“TIMCO”) (formerly The Travelers Investment Management Company), another indirect wholly-owned subsidiary of Citigroup. Pursuant to the sub-advisory agreement, TIMCO is responsible for the day-to-day portfolio operations and investment decisions for MAT and is compensated for such services by TAMIC at an annual rate of 0.25% of the average daily net assets of MAT.

      TAMIC has also entered into a sub-advisory agreement with Janus Capital Management LLC (“Janus”). Pursuant to the sub-advisory agreement, Janus is responsible for the day-to-day portfolio operations and investment decisions for CAF and is compensated for such services by TAMIC at an annual rate of the Fund’s average daily net assets as follows:

Sub Advisory
Average Daily Net Assets	Fee

First $100 million	0.500%

Next $400 million	0.450%

Next $1 billion	0.400%

Over $1.5 billion	0.350%

      The Travelers Insurance Company (“TIC”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ administrator. As compensation for its services, the Funds pays TIC an administration fee calculated at the annual rate of 0.06% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

      TIC has entered into a sub-administrative services agreement with Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the respective average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each respective Fund’s average daily net assets.

      During the six months ended June 30, 2005, the Funds had a contractual expense limitation in place of 1.25% for MAT, HYBT and CAF and 0.40% for MMP. As a result, TIC has agreed to reimburse MMP for certain expenses in the amount of $35,435. This expense limitation is renewed annually and can be terminated at any time by TIC with 60 days’ notice.

      During the year ended December 31, 2004, TAMIC reimbursed HYBT in the amount of $75,068 for losses incurred resulting from violations of the Fund’s investment restrictions.

      Citigroup Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. For the six months ended June 30, 2005, the Funds did not pay transfer agent fees to CTB.

 Notes to Financial Statements (unaudited) (continued)

      All officers and one Trustee of the Funds are employees of Citigroup or its affiliates and do not receive compensation from the Funds.

     3.  Investments

      During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	MAT	HYBT	CAF

Investments

Purchases	$58,610,994	$34,872,830	$116,564,744

Sales	70,920,832	30,058,092	220,341,275

U.S. Government & Agency Obligations

Purchases	20,415,553	—	—

Sales	14,477,044	—	—

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	MAT	HYBT	CAF

Gross unrealized appreciation	$36,675,455	$5,216,101	$374,049,340

Gross unrealized depreciation	(12,680,403)	(2,046,949)	(993,303)

Net unrealized appreciation	$23,995,052	$3,169,152	$373,056,037

      At June 30, 2005, HYBT had open forward foreign currency contracts as described below. The unrealized gain on the open contracts reflected in the accompanying financial statements were as follows:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain

Contracts to Sell:

Euro	712,650	$864,497	9/9/05	$11,920

     4.  Shares of Beneficial Interest

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest. The shares of the Funds, with the exception of MMP, are authorized and issued without par value. MMP shares are authorized and issued with a par value of $0.10 per share. Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Managed Assets Trust

Shares sold	183,372	494,356

Shares issued on reinvestment	108,990	553,631

Shares repurchased	(1,115,451)	(1,652,149)

Net Decrease	(823,089)	(604,162)

High Yield Bond Trust

Shares sold	1,339,370	1,945,067

Shares issued on reinvestment	595	712,609

Shares repurchased	(548,877)	(1,725,432)

Net Increase	791,088	932,244

 Notes to Financial Statements (unaudited) (continued)

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Capital Appreciation Fund

Shares sold	84,882	76,603

Shares repurchased	(808,131)	(2,128,640)

Net Decrease	(723,249)	(2,052,037)

Money Market Portfolio

Shares sold	106,374,346	183,076,228

Shares issued on reinvestment	3,651,372	3,223,605

Shares repurchased	(88,164,226)	(229,178,505)

Net Increase (Decrease)	21,861,492	(42,878,672)

     5.  Capital Loss Carryforward

      As of December 31, 2004 the Funds had net capital loss carryforwards as follows:

Year of Expiration	HYBT	CAF	MMP

12/31/2008	—	$41,615,373	—

12/31/2009	—	151,852,985	—

12/31/2010	—	74,123,366	$7,645

12/31/2011	—	104,924,615	146

12/31/2012	$306,393	52,569,301	—

	$306,393	$425,085,640	$7,791

      These amounts will be available to offset any future taxable capital gains.

     6.  Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”), which includes the Funds (“TL&A Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes each Fund’s sub-administrator, SBFM, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been

 Notes to Financial Statements (unaudited) (continued)

paid to the Funds, primarily through fee waivers. In addition, Travelers Life & Annuity and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A Fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid to CTB, for the period from June 1, 1999 to August 23, 2004, by the TL&A Funds that did not have expense caps in effect should be reimbursed with interest to the TL&A Funds. The reimbursement occurred on November 1, 2004.

      The remaining $183.7 million to be paid under the SEC order, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

     7.  Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, Salomon Brothers Asset Management, Inc., (“Salomon”) a subadviser effective July 1, 2005, for MAT, HYBT, MMP, and TIMCO, a subadviser of MAT, both currently indirect wholly owned subsidiaries of Citigroup, would become indirect wholly owned subsidiaries of Legg Mason.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

     8.  Subsequent Events

      On July 1, 2005, MetLife, Inc., a Delaware corporation (“MetLife”), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, including TIC, The Travelers Life and Annuity Company, a wholly owned subsidiary of TIC and certain other domestic insurance companies of Citigroup and substantially all of Citigroup’s international insurance businesses for $11.8 billion. The sale also included TIC’s affiliated investment adviser, TAMIC, which serves as the investment adviser to the Funds.

      TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

      On July 1, 2005, Salomon began to perform subadvisory services under a Subadvisory Agreement between TAMIC and Salomon for MAT, HYBT and MMP.

      Also effective July 1, 2005, PFPC Inc. replaced CTB as transfer agent for the Funds; and State Street Bank and Trust Company replaced SBFM as sub-administrator for the Funds.

     9.  Change in Independent Registered Public Accounting Firm

      KPMG LLP was previously the independent registered public accounting firm for the Funds. In connection with the transaction described in Note 8, the decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees, resulting in Deloitte and Touche LLP’s appointment as independent registered public accounting firm.

      The reports on the financial statements of the Funds audited by KPMG LLP through the year ended December 31, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

 Fund at a Glance — U.S. Government Securities Portfolio (unaudited)

 Fund at a Glance — Pioneer Fund Portfolio (unaudited)

 Fund at a Glance — Pioneer Mid Cap Value Portfolio (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005, unless otherwise noted.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

 Based on Actual Total Return(1)

					Expenses
		Beginning	Ending	Annualized	Paid
	Actual Total	Account	Account	Expense	During the
	Return(2)	Value	Value	Ratio	Period(3)

U.S. Government Securities Portfolio	5.51%	$1,000.00	$1,055.10	0.43%	$2.19

Pioneer Fund Portfolio	(1.16)	1,000.00	988.40	1.01	4.98

Pioneer Mid Cap Value Portfolio(4)	6.20	1,000.00	1,062.00	1.00	1.69

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of any fee waiver and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.
(4)	From the period May 2, 2005 (inception date) to June 30, 2005.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical				Expenses
	Annualized	Beginning	Ending	Annualized	Paid
	Total	Account	Account	Expense	During the
	Return	Value	Value	Ratio	Period(2)

U.S. Government Securities Portfolio	5.00%	$1,000.00	$1,022.66	0.43%	$2.16

Pioneer Fund Portfolio	5.00	1,000.00	1,019.79	1.01	5.06

Pioneer Mid Cap Value Portfolio(3)	5.00	1,000.00	1,006.58	1.00	1.65

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of any fee waiver and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, then divided by 365.
(3)	From the period May 2, 2005 (inception date) to June 30, 2005.

Schedules of Investments (unaudited)	June 30, 2005
U.S. Government Securities Portfolio

FACE
AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 38.4%

FHLMC — 3.3%
	FHLMC:

$217,076	4.000% due 5/1/19 (a)	$212,421

3,402,597	5.000% due 8/1/19 (a)	3,443,680

44,903	8.000% due 9/1/30 (a)	48,368

458,189	7.500% due 5/1/32 (a)	490,754

4,440,770	4.500% due 4/1/33-4/1/35 (a)	4,345,924

		8,541,147

FNMA — 31.0%
	FNMA:

3,948,653	4.000% due 8/1/13-5/1/33 (a)	3,880,742

358,199	7.500% due 2/1/16-11/1/29 (a)	380,852

5,539,233	4.500% due 5/1/19-9/1/19 (a)	5,520,085

1,476,494	4.000% due 7/1/20 (b)(c)	1,446,503

650,000	4.500% due 7/1/20 (b)(c)	647,156

29,976,378	5.000% due 7/1/20 (b)(c)	30,017,998

5,317,504	5.500% due 9/1/24 (a)	5,428,173

879,612	6.500% due 12/1/27-5/1/32 (a)	912,050

19,748,956	5.500% due 7/1/35 (b)(c)	20,020,504

12,400,000	6.000% due 7/1/35 (b)(c)	12,713,869

		80,967,932

GNMA — 4.1%
	GNMA:

254,054	9.000% due 8/15/08-9/15/09 (a)	268,134

57,116	8.500% due 3/15/18-5/15/18	62,527

10,000,000	5.500% due 7/1/35 (b)(c)	10,212,500

		10,543,161

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $99,600,576)	100,052,240

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%

2,680,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class AJ, 4.889% due 11/15/37 (a)	2,728,745

360,881	FHLMC, Series 1103, Class J, 8.500% due 6/15/21 (a)	361,696

6,350,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, 4.826% due 6/10/48	6,433,730

4,950,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class AJ, 4.951% due 1/12/37	5,062,096

5,500,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, 4.858% due 12/15/39	5,591,037

1,530,000	Morgan Stanley Capital I, Inc., Series 2005-IQ9, Class A4, 4.660% due 7/15/56	1,543,034

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $21,472,761)	21,720,338

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
U.S. Government Securities Portfolio

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 50.0%

U.S. GOVERNMENT AGENCIES — 14.9%

$3,000,000	FNMA, 6.250% due 5/15/29 (a)	$3,725,106

13,949,000	Financing Corp. (FICO) Strips, Series 13, zero coupon bond to yield 6.373% due 6/27/11 (a)	10,963,189

5,542,881	National Archives Facility Trust, COP, 8.500% due 9/1/19	6,842,287

10,000,000	Resolution Funding Corp. Strips, zero coupon bond to yield 5.030% due 1/15/21	5,000,640

9,000,000	Tennessee Valley Authority, Global Power Bonds 2000, Series G, 7.125% due 5/1/30	12,384,891

		38,916,113

U.S. GOVERNMENT OBLIGATIONS — 35.1%
	U.S. Treasury Bonds:

8,000,000	8.875% due 8/15/17	11,629,688

7,500,000	6.000% due 2/15/26	9,243,165

13,000,000	6.375% due 8/15/27 (a)	16,858,868

1,000,000	5.250% due 2/15/29	1,144,024

33,650,000	U.S. Treasury Notes, 4.125% due 5/15/15 (a)	34,152,125
	U.S. Treasury Strips:

7,500,000	zero coupon bond to yield 4.137% due 11/15/09	6,366,615

28,000,000	zero coupon bond to yield 5.660% due 2/15/27	10,995,516

3,000,000	zero coupon bond to yield 4.920% due 11/15/27	1,143,009

		91,533,010

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $118,454,374)	130,449,123

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $239,527,711)	252,221,701

SHORT-TERM INVESTMENT — 31.5%

Repurchase Agreement — 31.5%

82,172,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $82,177,821; (Fully collateralized by U.S. Treasury Bonds, 7.125% to 7.250% due 8/15/22; Market value — $83,819,170) (Cost — $82,172,000)	82,172,000

	TOTAL INVESTMENTS — 128.2% (Cost — $321,699,711#)	334,393,701

	Liabilities in Excess of Other Assets — (28.2)%	(73,507,408)

	TOTAL NET ASSETS — 100.0%	$260,886,293

(a)	All or a portion of this security is segregated for “to be announced” securities.
(b)	This security is traded on a “to-be-announced” basis.
(c)	All or a portion of this security is acquired under mortgage dollar roll agreement.
#	Aggregate cost for Federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Fund Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 94.3%

CONSUMER DISCRETIONARY — 14.1%

Auto Components — 0.9%

6,078	Johnson Controls, Inc.	$342,374

Automobiles — 0.8%

30,225	Ford Motor Co.	309,504

Media — 6.0%

5,423	Gannett Co., Inc.	385,738

16,390	McGraw-Hill Cos., Inc.	725,258

4,802	Omnicom Group, Inc.	383,488

20,881	Reed Elsevier NV, Sponsored ADR	582,371

5,741	Walt Disney Co.	144,558

		2,221,413

Multi-Line Retail — 4.1%

1,597	Costco Wholesale Corp.	71,578

3,774	Family Dollar Stores, Inc.	98,501

9,938	May Department Stores Co.	399,110

2,144	Nordstrom, Inc.	145,728

14,747	Target Corp.	802,384

		1,517,301

Specialty Retail — 2.0%

3,277	Barnes & Noble, Inc.*	127,148

1,391	GameStop Corp., Class B Shares*	41,591

6,524	Gap, Inc.	128,849

1,916	Home Depot, Inc.	74,532

5,428	Lowe’s Cos., Inc.	316,018

3,194	Staples, Inc.	68,096

		756,234

Textiles, Apparel & Luxury Goods — 0.3%

2,661	Liz Claiborne, Inc.	105,801

	TOTAL CONSUMER DISCRETIONARY	5,252,627

CONSUMER STAPLES — 9.4%

Beverages — 1.2%

8,300	PepsiCo, Inc.	447,619

Food & Staples Retailing — 3.0%

4,556	CVS Corp.	132,443

9,376	Sysco Corp.	339,317

14,523	Walgreen Co.	667,913

		1,139,673

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Fund Portfolio

SHARES	SECURITY	VALUE

Food Products — 3.7%

9,514	Campbell Soup Co.	$292,746

5,158	General Mills, Inc.	241,343

8,105	H.J. Heinz Co.	287,079

5,916	Hershey Co.	367,384

857	Kellogg Co.	38,085

8,483	Sara Lee Corp.	168,048

		1,394,685

Household Products — 1.2%

1,586	Clorox Co.	88,372

7,352	Colgate-Palmolive Co.	366,938

		455,310

Personal Products — 0.3%

2,442	Estee Lauder Cos., Inc., Class A Shares	95,555

	TOTAL CONSUMER STAPLES	3,532,842

ENERGY — 8.2%

Energy Equipment & Services — 0.5%

1,602	Schlumberger Ltd.	121,656

1,384	Weatherford International Ltd.*	80,244

		201,900

Oil, Gas & Consumable Fuels — 7.7%

3,176	Apache Corp.	205,170

13,634	Chevron Corp.	762,413

7,218	ConocoPhillips	414,963

14,373	ExxonMobil Corp.	826,016

4,699	Occidental Petroleum Corp.	361,494

6,914	Pioneer Natural Resources Co.	290,941

		2,860,997

	TOTAL ENERGY	3,062,897

FINANCIALS — 16.3%

Commercial Banks — 7.8%

7,771	Bank of America Corp.	354,435

4,090	First Horizon National Corp.	172,598

15,507	National City Corp.	529,099

6,205	SunTrust Banks, Inc.	448,249

11,931	U.S. Bancorp	348,385

4,017	Wachovia Corp.	199,243

8,394	Washington Mutual, Inc.	341,552

5,749	Wells Fargo & Co.	354,024

2,390	Zions Bancorp	175,737

		2,923,322

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Fund Portfolio

SHARES	SECURITY	VALUE

Diversified Financial Services — 5.7%

5,790	American Express Co.	$308,202

4,552	Bank of New York Co., Inc.	131,007

5,507	Federated Investors, Inc., Class B Shares	165,265

6,758	Merrill Lynch & Co., Inc.	371,758

8,765	State Street Corp.	422,911

11,344	T. Rowe Price Group, Inc.	710,134

		2,109,277

Insurance — 2.8%

1,544	ACE Ltd.	69,248

3,076	Axis Capital Holdings Ltd.	87,051

6,379	Chubb Corp.	546,106

992	Hartford Financial Services Group, Inc.	74,182

2,075	Montpelier Re Holdings Ltd.	71,753

3,561	SAFECO Corp.	193,505

		1,041,845

	TOTAL FINANCIALS	6,074,444

HEALTH CARE — 11.5%

Biotechnology — 0.2%

891	Amgen, Inc.*	53,870

Health Care Equipment & Supplies — 2.8%

8,317	Becton, Dickinson, & Co.	436,393

4,090	Biomet, Inc.	141,678

3,472	Guidant Corp.	233,666

2,555	Medtronic, Inc.	132,323

2,476	Stryker Corp.	117,758

		1,061,818

Pharmaceuticals — 8.5%

7,992	Abbott Laboratories	391,688

6,111	Barr Pharmaceuticals, Inc.*	297,850

6,068	Bristol-Myers Squibb Co.	151,579

5,190	Eli Lilly & Co.	289,135

10,319	Johnson & Johnson	670,735

7,057	Merck & Co., Inc.	217,356

9,209	Mylan Laboratories, Inc.	177,181

6,510	Novartis AG, ADR	308,834

4,148	Roche Holding AG, Sponsored ADR	262,589

20,579	Schering-Plough Corp.	392,236

661	Teva Pharmaceutical Industries Ltd., Sponsored ADR	20,583

		3,179,766

	TOTAL HEALTH CARE	4,295,454

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Fund Portfolio

SHARES	SECURITY	VALUE

INDUSTRIALS — 10.7%

Aerospace & Defense — 2.2%

3,421	General Dynamics Corp.	$374,736

8,605	United Technologies Corp.	441,867

		816,603

Airlines — 0.4%

12,377	Southwest Airlines Co.	172,412

Commercial Services & Supplies — 0.9%

5,478	Automatic Data Processing, Inc.	229,912

2,970	Fiserv, Inc.*	127,561

		357,473

Electrical Equipment — 0.6%

2,426	Emerson Electric Co.	151,940

1,300	Rockwell Automation, Inc.	63,323

		215,263

Industrial Conglomerates — 0.9%

9,581	General Electric Co.	331,982

Machinery — 3.4%

3,554	Caterpillar, Inc.	338,732

7,057	Deere & Co.	462,163

6,708	PACCAR, Inc.	456,144

		1,257,039

Road & Rail — 2.3%

5,753	Burlington Northern Santa Fe Corp.	270,851

19,105	Norfolk Southern Corp.	591,491

		862,342

	TOTAL INDUSTRIALS	4,013,114

INFORMATION TECHNOLOGY — 12.5%

Communications Equipment — 2.0%

23,915	Motorola, Inc.	436,688

19,611	Nokia Oyj, Sponsored ADR	326,327

		763,015

Computers & Peripherals — 2.4%

9,855	Dell, Inc.*	389,371

2,981	EMC Corp.*	40,870

13,599	Hewlett-Packard Co.	319,712

35,160	Sun Microsystems, Inc.*	131,147

		881,100

Electronic Equipment & Instruments — 0.4%

2,960	Diebold, Inc.	133,526

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Fund Portfolio

SHARES	SECURITY	VALUE

IT Services — 1.3%

3,057	Computer Sciences Corp.*	$133,591

3,057	DST Systems, Inc.*	143,068

5,407	SunGard Data Systems, Inc.*	190,164

		466,823

Office Electronics — 0.9%

6,731	Canon, Inc., Sponsored ADR	354,252

Semiconductors & Semiconductor Equipment — 2.9%

9,301	Applied Materials, Inc.	150,490

2,639	Freescale Semiconductor, Inc., Class B Shares*	55,894

17,568	Intel Corp.	457,822

15,561	Texas Instruments, Inc.	436,798

		1,101,004

Software — 2.6%

9,954	Adobe Systems, Inc.	284,883

16,684	Microsoft Corp.	414,431

7,523	Symantec Corp.*	163,550

5,176	VERITAS Software Corp.*	126,294

		989,158

	TOTAL INFORMATION TECHNOLOGY	4,688,878

MATERIALS — 6.5%

Chemicals — 1.9%

2,669	Air Products & Chemicals, Inc.	160,941

5,009	E.I. du Pont de Nemours & Co.	215,437

3,541	Ecolab, Inc.	114,587

2,167	PPG Industries, Inc.	136,001

1,595	Praxair, Inc.	74,327

		701,293

Metals & Mining — 4.2%

5,729	Alcoa, Inc.	149,699

2,746	BHP Billiton Ltd., Sponsored ADR	74,966

6,584	Inco Ltd.	248,546

1,304	Newmont Mining Corp.	50,895

4,254	Phelps Dodge Corp.	393,495

5,393	Rio Tinto PLC, Sponsored ADR	657,514

		1,575,115

Paper & Forest Products — 0.4%

4,880	MeadWestvaco Corp.	136,835

	TOTAL MATERIALS	2,413,243

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Fund Portfolio

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 3.4%

Diversified Telecommunication Services — 3.4%

2,738	ALLTEL Corp.	$170,523

16,566	BellSouth Corp.	440,158

24,444	SBC Communications, Inc.	580,545

2,038	Verizon Communications, Inc.	70,413

	TOTAL TELECOMMUNICATION SERVICES	1,261,639

UTILITIES — 1.7%

Electric Utilities — 1.2%

4,034	Consolidated Edison, Inc.	188,953

797	Exelon Corp.	40,910

6,450	Southern Co.	223,621

		453,484

Gas Utilities — 0.3%

3,001	KeySpan Corp.	122,141

Water Utilities — 0.2%

1,997	Aqua America, Inc.	59,391

	TOTAL UTILITIES	635,016

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $29,031,212)	35,230,154

FACE
AMOUNT

SHORT-TERM INVESTMENT — 5.7%

Repurchase Agreement — 5.7%

$2,104,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $2,104,149; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value — $2,149,443) (Cost — $2,104,000)	2,104,000

	TOTAL INVESTMENTS — 100.0% (Cost — $31,135,212#)	37,334,154

	Other Assets in Excess of Liabilities — 0.0%	12,342

	TOTAL NET ASSETS — 100.0%	$37,346,496

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Mid Cap Value Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 94.5%

CONSUMER DISCRETIONARY — 17.1%

Hotels, Restaurants & Leisure — 0.9%

1,280	Ruby Tuesday, Inc.	$33,152

Household Durables — 2.3%

850	American Greetings Corp., Class A Shares	22,525

530	Whirlpool Corp.	37,158

750	Yankee Candle Co., Inc.	24,075

		83,758

Leisure Equipment & Products — 2.7%

1,490	Eastman Kodak Co.	40,006

3,190	Mattel, Inc.	58,377

		98,383

Media — 4.2%

1,405	Entercom Communications Corp.*	46,773

3,600	Interpublic Group of Cos., Inc.*	43,848

1,540	Regal Entertainment Group, Class A Shares	29,075

890	Tribune Co.	31,310

		151,006

Multi-Line Retail — 1.7%

850	Federated Department Stores, Inc.	62,288

Specialty Retail — 4.2%

4,170	Blockbuster, Inc.	38,030

2,945	Foot Locker, Inc.	80,163

1,060	Tiffany & Co.	34,726

		152,919

Textiles, Apparel & Luxury Goods — 1.1%

960	Liz Claiborne, Inc.	38,170

	TOTAL CONSUMER DISCRETIONARY	619,676

CONSUMER STAPLES — 4.8%

Beverages — 0.7%

400	Molson Coors Brewing Co., Class B Shares	24,800

Food & Staples Retailing — 3.2%

2,020	BJ’s Wholesale Club, Inc.*	65,630

1,755	CVS Corp.	51,018

		116,648

Food Products — 0.9%

70	ConAgra Foods, Inc.	1,621

850	Dean Foods Co.*	29,954

		31,575

	TOTAL CONSUMER STAPLES	173,023

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Mid Cap Value Portfolio

SHARES	SECURITY	VALUE

ENERGY — 6.5%

Energy Equipment & Services — 2.3%

625	ENSCO International, Inc.	$22,344

345	Nabors Industries Ltd.*	20,914

405	Transocean, Inc.*	21,858

340	Weatherford International Ltd.*	19,713

		84,829

Oil, Gas & Consumable Fuels — 4.2%

420	Ashland, Inc.*	30,185

750	Devon Energy Corp.	38,010

630	Occidental Petroleum Corp.	48,466

850	Pioneer Natural Resources Co.	35,768

		152,429

	TOTAL ENERGY	237,258

FINANCIALS — 17.6%

Commercial Banks — 5.5%

530	City National Corp.	38,006

1,830	Hudson City Bancorp, Inc.	20,880

880	KeyCorp	29,172

750	Marshall & Ilsley Corp.	33,338

755	North Fork Bancorporation, Inc.	21,208

825	Sovereign Bancorp, Inc.	18,431

530	Zions Bancorporation	38,971

		200,006

Diversified Financial Services — 5.4%

1,180	A.G. Edwards, Inc.	53,277

1,950	Federated Investors, Inc., Class B Shares	58,519

1,200	Investment Technology Group, Inc.*	25,224

3,230	Providian Financial Corp.*	56,945

		193,965

Insurance — 6.7%

735	Assurant, Inc.	26,534

1,180	Platinum Underwriters Holdings Ltd.	37,548

630	SAFECO Corp.	34,234

2,450	UnumProvident Corp.	44,884

100	White Mountains Insurance Group Ltd.	63,090

1,120	Willis Group Holdings Ltd.	36,646

		242,936

	TOTAL FINANCIALS	636,907

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Mid Cap Value Portfolio

SHARES	SECURITY	VALUE

HEALTH CARE — 9.8%

Health Care Equipment & Supplies — 1.0%

1,375	Boston Scientific Corp.*	$37,125

Health Care Providers & Services — 5.4%

415	CIGNA Corp.	44,417

430	Laboratory Corp. of America Holdings*	21,457

530	McKesson Corp.	23,739

4,260	Tenet Healthcare Corp.*	52,142

975	Triad Hospitals, Inc.*	53,274

		195,029

Pharmaceuticals — 3.4%

2,770	IVAX Corp.*	59,555

1,155	Mylan Laboratories, Inc.	22,222

670	Par Pharmaceutical Cos., Inc.*	21,313

1,400	Perrigo Co.	19,516

		122,606

	TOTAL HEALTH CARE	354,760

INDUSTRIALS — 13.5%

Airlines — 0.5%

1,280	Southwest Airlines Co.	17,830

Building Products — 1.0%

925	American Standard Cos., Inc.	38,776

Commercial Services & Supplies — 6.6%

2,800	BISYS Group, Inc.*	41,832

530	Dun & Bradstreet Corp.*	32,675

765	H&R Block, Inc.	44,638

1,595	R.R. Donnelley & Sons Co.	55,043

1,810	Republic Services, Inc.	65,178

		239,366

Industrial Conglomerates — 1.8%

2,900	Safeway, Inc.	65,511

Machinery — 1.9%

1,110	Flowserve Corp.*	33,589

370	ITT Industries, Inc.	36,123

		69,712

Road & Rail — 0.7%

430	Canadian National Railway Co.	24,790

Trading Companies & Distributors — 1.0%

655	W. W. Grainger, Inc.	35,887

	TOTAL INDUSTRIALS	491,872

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Mid Cap Value Portfolio

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 8.1%

Communications Equipment — 1.3%

775	Scientific-Atlanta, Inc.	$25,784

2,550	Tellabs, Inc.*	22,185

		47,969

Computers & Peripherals — 2.4%

1,180	Imation Corp.	45,772

1,175	Storage Technology Corp.*	42,641

		88,413

Electronic Equipment & Instruments — 1.0%

3,475	Symbol Technologies, Inc.	34,298

Internet Software & Services — 1.5%

2,240	IAC/InterActiveCorp*	53,872

IT Services — 0.5%

2,650	Unisys Corp.*	16,775

Software — 1.4%

960	Symantec Corp.*	20,870

1,280	VERITAS Software Corp.*	31,232

		52,102

	TOTAL INFORMATION TECHNOLOGY	293,429

MATERIALS — 7.0%

Chemicals — 3.0%

900	Air Products & Chemicals, Inc.	54,270

850	PPG Industries, Inc.	53,346

		107,616

Containers & Packaging — 1.5%

1,550	Ball Corp.	55,738

Metals & Mining — 1.3%

750	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	28,080

210	Phelps Dodge Corp.	19,425

		47,505

Paper & Forest Products — 1.2%

1,490	MeadWestvaco Corp.	41,780

	TOTAL MATERIALS	252,639

TELECOMMUNICATION SERVICES — 1.7%

Diversified Telecommunication Services — 1.7%

1,440	CenturyTel, Inc.	49,867

2,700	Cincinnati Bell, Inc.*	11,610

	TOTAL TELECOMMUNICATION SERVICES	61,477

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Pioneer Mid Cap Value Portfolio

SHARES	SECURITY	VALUE

UTILITIES — 8.4%

Electric Utilities — 6.2%

705	Edison International	$28,588

530	Entergy Corp.	40,041

490	NRG Energy, Inc.*	18,424

1,270	NSTAR	39,154

1,280	PG&E Corp.	48,051

4,100	Reliant Energy, Inc.*	50,758

		225,016

Gas Utilities — 0.4%

530	Atmos Energy Corp.	15,264

Independent Power Producers & Energy Traders — 1.8%

750	Constellation Energy Group, Inc.	43,268

270	TXU Corp.	22,434

		65,702

	TOTAL UTILITIES	305,982

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $3,243,557)	3,427,023

FACE
AMOUNT

SHORT-TERM INVESTMENT — 6.0%

Repurchase Agreement — 6.0%

$218,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $218,015; (Fully collateralized by U.S. Treasury Bonds, 7.125% due 2/15/23; Market value — $226,619) (Cost — $218,000)	218,000

	TOTAL INVESTMENTS — 100.5% (Cost — $3,461,557#)	3,645,023

	Liabilities in Excess of Other Assets — (0.5)%	(19,541)

	TOTAL NET ASSETS — 100.0%	$3,625,482

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

			Pioneer
	U.S. Government	Pioneer	Mid Cap
	Securities	Fund	Value
	Portfolio	Portfolio	Portfolio

ASSETS:

Investments, at cost	$239,527,711	$29,031,212	$3,243,557

Short-term investment, at cost	82,172,000	2,104,000	218,000

Investments, at value	$252,221,701	$35,230,154	$3,427,023

Short-term investment, at value	82,172,000	2,104,000	218,000

Dividends and interest receivable	1,576,206	43,338	3,276

Receivable for Fund shares sold	316,149	28,722	2,604

Receivable for securities sold	—	—	46,001

Prepaid expenses	724	83	—

Receivable from investment adviser	—	—	5,698

Total Assets	336,286,780	37,406,297	3,702,602

LIABILITIES:

Payable for securities purchased	75,039,609	—	61,037

Payable for Fund shares repurchased	146,033	—	—

Deferred dollar roll income	75,929	—	—

Investment advisory fees payable	68,417	22,743	—

Administration fees payable	12,702	1,819	170

Audit fees	12,315	14,834	4,898

Due to custodian	9,898	9,731	1,362

Trustees’ fees payable	—	—	1,633

Accrued expenses	35,584	10,674	8,020

Total Liabilities	75,400,487	59,801	77,120

Total Net Assets	$260,886,293	$37,346,496	$3,625,482

NET ASSETS:

Paid-in capital (Note 4)	$241,602,176	$44,831,128	$3,430,778

Undistributed net investment income	5,044,645	173,512	3,837

Accumulated net realized gain (loss) on investment transactions	1,545,482	(13,857,086)	7,401

Net unrealized appreciation on investments	12,693,990	6,198,942	183,466

Total Net Assets	$260,886,293	$37,346,496	$3,625,482

Shares Outstanding	19,414,041	3,141,865	341,468

Net Asset Value	$13.44	$11.89	$10.62

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Six Months or Period Ended June 30, 2005

			Pioneer
	U.S. Government	Pioneer	Mid Cap
	Securities	Fund	Value
	Portfolio	Portfolio	Portfolio*

INVESTMENT INCOME:

Interest	$5,554,018	$15,609	$1,385

Dividends	—	333,800	7,868

Less: Foreign taxes withheld	—	(5,586)	(13)

Total Investment Income	5,554,018	343,823	9,240

EXPENSES:

Investment advisory fees (Note 2)	386,184	125,852	4,052

Administration fees (Note 2)	71,671	10,068	324

Legal fees	14,180	9,995	3,698

Custody	13,976	8,470	2,939

Audit and tax	10,215	9,743	4,898

Shareholder reports	8,412	1,518	2,939

Trustees’ fees	2,300	4,060	1,633

Insurance	1,507	230	—

Miscellaneous expenses	920	375	612

Total Expenses	509,365	170,311	21,095

Less: Investment advisory fee waiver/expense reimbursement (Note 2)	—	—	(15,692)

Net Expenses	509,365	170,311	5,403

Net Investment Income	5,044,653	173,512	3,837

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):

Net Realized Gain	1,545,642	188,409	7,401

Change in Net Unrealized Appreciation/ Depreciation	6,371,311	(745,286)	183,466

Net Gain (Loss) on Investments	7,916,953	(556,877)	190,867

Increase (Decrease) in Net Assets From Operations	$12,961,606	$(383,365)	$194,704

* For the period May 2, 2005 (inception date) to June 30, 2005.

See Notes to Financial Statements.

 Statements of Changes in Net Assets
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

U.S. GOVERNMENT SECURITIES PORTFOLIO	2005	2004

OPERATIONS:

Net investment income	$5,044,653	$9,421,050

Net realized gain	1,545,642	409,444

Change in net unrealized appreciation/depreciation	6,371,311	3,571,197

Increase in Net Assets From Operations	12,961,606	13,401,691

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(194)	(9,496,007)

Net realized gains	(239,219)	(413,800)

Decrease in Net Assets From Distributions to Shareholders	(239,413)	(9,909,807)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	44,231,173	33,869,285

Reinvestment of distributions	239,413	9,909,807

Cost of shares repurchased	(12,627,405)	(40,832,013)

Increase in Net Assets From Fund Share Transactions	31,843,181	2,947,079

Increase in Net Assets	44,565,374	6,438,963

NET ASSETS:

Beginning of period	216,320,919	209,881,956

End of period*	$260,886,293	$216,320,919

* Includes undistributed net investment income of:	$5,044,645	$186

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

PIONEER FUND PORTFOLIO	2005	2004

OPERATIONS:

Net investment income	$173,512	$284,182

Net realized gain	188,409	655,645

Change in net unrealized appreciation/depreciation	(745,286)	2,315,841

Increase (Decrease) in Net Assets From Operations	(383,365)	3,255,668

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	—	(285,115)

Decrease in Net Assets From Distributions to Shareholders	—	(285,115)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	6,286,251	5,455,069

Reinvestment of distributions	—	285,115

Cost of shares repurchased	(1,189,645)	(3,478,475)

Increase in Net Assets From Fund Share Transactions	5,096,606	2,261,709

Increase in Net Assets	4,713,241	5,232,262

NET ASSETS:

Beginning of period	32,633,255	27,400,993

End of period*	$37,346,496	$32,633,255

* Includes undistributed net investment income of:	$173,512	—

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Period May 2, 2005 (Inception date)
to June 30, 2005 (unaudited)

PIONEER MID CAP VALUE PORTFOLIO	2005

OPERATIONS:

Net investment income	$3,837

Net realized gain	7,401

Change in net unrealized appreciation/depreciation	183,466

Increase in Net Assets From Operations	194,704

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	3,458,829

Cost of shares repurchased	(28,051)

Increase in Net Assets From Fund Share Transactions	3,430,778

Increase in Net Assets	3,625,482

NET ASSETS:

Beginning of period	—

End of period*	$3,625,482

* Includes undistributed net investment income of:	$3,837

See Notes to Financial Statements.

 Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

U.S. GOVERNMENT SECURITIES
PORTFOLIO	2005(1)(2)		2004		2003(2)		2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$12.75		$12.59		$13.14		$12.44	$12.22	$11.30

Income (Loss) From Operations:

Net investment income	0.29		0.58		0.56		0.63	0.69	0.74

Net realized and unrealized gain (loss)	0.41		0.18		(0.20)		1.05	0.02	0.84

Total Income From Operations	0.70		0.76		0.36		1.68	0.71	1.58

Less Distributions From:

Net investment income	(0.00	)(3)	(0.58)		(0.68)		(0.89)	(0.49)	(0.66)

Net realized gains(4)	(0.01)		(0.02)		(0.23)		(0.09)	—	—

Total Distributions	(0.01)		(0.60)		(0.91)		(0.98)	(0.49)	(0.66)

Net Asset Value, End of Period	$13.44		$12.75		$12.59		$13.14	$12.44	$12.22

Total Return(5)	5.51%		6.13%		2.75%		13.63%	5.82%	14.53%

Net Assets, End of Period (000s)	$260,886		$216,321		$209,882		$243,871	$126,491	$90,970

Ratios to Average Net Assets:

Gross expenses	0.43	%(6)	0.43%		0.42%		0.44%	0.45%	0.48%

Net expenses(7)	0.43	(6)	0.42	(8)	0.42		0.44	0.45	0.48

Net investment income	4.22	(6)	4.47		4.23		4.82	5.55	6.46

Portfolio Turnover Rate	75	%(9)	150	% (9)	143	%(9)	165%	327%	289%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Distributions from net realized gains include both net realized short-term and long-term capital gains.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(8)	The sub-administrator waived a portion of its fees.

(9)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 185%, 276% and 168% for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

PIONEER FUND PORTFOLIO	2005(1)		2004(2)	2003(2)	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$12.03		$10.92	$8.94	$13.87	$19.22	$15.91

Income (Loss) From Operations:

Net investment income	0.06		0.11	0.15	0.32	0.37	0.43

Net realized and unrealized gain (loss)	(0.20)		1.11	1.98	(4.47)	(4.65)	3.36

Total Income (Loss) From Operations	(0.14)		1.22	2.13	(4.15)	(4.28)	3.79

Less Distributions From:

Net investment income	—		(0.11)	(0.15)	(0.78)	(0.30)	(0.45)

Net realized gains(3)	—		—	—	—	(0.77)	(0.03)

Total Distributions	—		(0.11)	(0.15)	(0.78)	(1.07)	(0.48)

Net Asset Value, End of Period	$11.89		$12.03	$10.92	$8.94	$13.87	$19.22

Total Return(4)	(1.16)%		11.13%	23.78%	(30.21)%	(23.00)%	24.26%

Net Assets, End of Period (000s)	$37,346		$32,633	$27,401	$21,561	$39,433	$48,456

Ratios to Average Net Assets:

Gross expenses	1.01	%(5)	1.12%	1.12%	0.90%	0.81%	0.84%

Net expenses(6)	1.01	(5)	0.99 (7)	1.12	0.90	0.81	0.84

Net investment income	1.03	(5)	0.98	1.56	2.88	2.18	2.47

Portfolio Turnover Rate	9%		19%	98%	25%	20%	22%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the monthly average shares method.

(3)	Distributions from net realized gains include both net realized short-term and long-term capital gains.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.25%.

(7)	The sub-administrator waived a portion of its fees.

See Notes to Financial Statements.

 Financial Highlights (continued)
For a share of beneficial interest outstanding throughout the period ended June 30, 2005:

PIONEER MID CAP VALUE PORTFOLIO(1)	2005

Net Asset Value, Beginning of Period	$10.00

Income From Operations:

Net investment income	0.01

Net realized and unrealized gain	0.61

Total Income From Operations	0.62

Net Asset Value, End of Period	$10.62

Total Return(2)	6.20%

Net Assets, End of Period (000s)	$3,625

Ratios to Average Net Assets(3):

Gross expenses	3.90%

Net expenses(4)(5)	1.00

Net investment income	0.71

Portfolio Turnover Rate	4%

(1)	For the period May 2, 2005 (inception date) to June 30, 2005 (unaudited).

(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	The investment adviser waived its fees and reimbursed certain expenses.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%. (Expense limitation is contractual through May 1, 2006.)

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

          1.     Organization and Significant Accounting Policies

      The U.S. Government Securities Portfolio (“USGS”), Pioneer Fund Portfolio (“PFP”) and Pioneer Mid Cap Value Portfolio (“PMCV”) (collectively, “Funds”) are separate diversified investment funds of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

      (d) Mortgage Dollar Rolls. The Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

      The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

      (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend

 Notes to Financial Statements (unaudited) (continued)

income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (f) Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

          2.     Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      Travelers Asset Management International Company, (“TAMIC”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Funds. USGS pays TAMIC an investment advisory fee calculated at the annual rate of 0.3233% of its average daily net assets. This fee is calculated daily and paid monthly. PFP and PMCV pay TAMIC an investment advisory fee calculated daily and paid monthly at the annual rate of the Fund’s average daily net assets as follows:

Investment
Average Daily Net Assets	Advisory Fee

First $250 million	0.750%

Next $250 million	0.700%

Next $500 million	0.675%

Next $1 billion	0.650%

Over $2 billion	0.600%

      TAMIC has entered into a sub-advisory agreement with Pioneer Investment Management, Inc. (“Pioneer”). Pursuant to the sub-advisory agreement, Pioneer is responsible for the day-to-day fund operations and investment decisions for PFP and PMCV and is compensated by TAMIC for such service at the following annual rates:

Sub-Advisory
Average Daily Net Assets	Fee

First $250 million	0.375%

Next $250 million	0.325%

Next $500 million	0.300%

Next $1 billion	0.275%

Over $2 billion	0.225%

      The Travelers Insurance Company (“TIC”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ administrator. As compensation for its services, the Funds pay TIC an administration fee calculated at the annual rate of 0.06% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

      TIC has entered into a sub-administrative services agreement with Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual

 Notes to Financial Statements (unaudited) (continued)

rate of 0.02% of the respective average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each respective Fund’s average daily net assets.

      During the six months ended June 30, 2005, the Funds had contractual expense limitations in place of 1.25% for USGS and PFP, and 1.00% contractual through May 1, 2006 for PMCV. The expense limitation for USGS is renewed annually and can be terminated at any time by TIC with 60 days’ notice.

      For the period ended June 30, 2005, TAMIC waived all of its investment advisory fee in the amount of $4,052 for PMCV. In addition, TAMIC reimbursed a portion of PMCV’s expenses in the amount of $11,640.

      Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. For the six months ended June 30, 2005, the Funds did not pay transfer agent fees to CTB.

      During the period ended June 30, 2005, Citigroup Global Markets Inc., another wholly-owned subsidiary of Citigroup, and its affiliate received brokerage commissions in the amount of $16 from PMCV.

      One Trustee and all officers of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

          3.     Investments

      During the period ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	USGS	PFP	PMCV

Investments

Purchases	$—	$6,974,696	$3,370,329

Sales	10,200,781	2,884,308	134,172

U.S. Government & Agency Obligations

Purchases	213,067,711	—	—

Sales	161,155,912	—	—

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	USGS	PFP	PMCV

Gross unrealized appreciation	$13,127,588	$6,726,145	$224,915

Gross unrealized depreciation	(433,598)	(527,203)	(41,449)

Net unrealized appreciation	$12,693,990	$6,198,942	$183,466

      During the six months ended June 30, 2005, USGS entered into mortgage dollar roll transactions in the aggregate amount of $251,629,718. For the six months ended June 30, 2005, USGS recorded interest income of $523,184 related to such transactions. PFP and PMCV did not have any outstanding mortgage dollar rolls.

      At June 30, 2005, USGS had outstanding mortgage dollar rolls with a total cost of $74,788,237 for scheduled settlements on July 14, 2005, July 19, 2005 and July 21, 2005.

 Notes to Financial Statements (unaudited) (continued)

          4.     Shares of Beneficial Interest

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

USGS

Shares sold	3,406,503	2,694,130

Shares issued in reinvestment	17,800	782,509

Shares repurchased	(971,496)	(3,182,023)

Net Increase	2,452,807	294,616

PFP

Shares sold	529,138	490,843

Shares issued in reinvestment	—	23,720

Shares repurchased	(100,507)	(309,976)

Net Increase	428,631	204,587

PMCV†

Shares sold	344,163	—

Shares repurchased	(2,695)	—

Net Increase	341,468	—

†	For the period May 2, 2005 (inception date) to June 30, 2005.

          5.     Capital Loss Carryforward

      As of December 31, 2004 the Funds had net capital loss carryforwards as follows:

Year of Expiration	SAS	PFP

12/31/2009	$1,710,995	$389,670

12/31/2010	8,136,777	12,362,910

12/31/2011	1,560,614	1,284,282

	$11,408,386	$14,036,862

These amounts will be available to offset any future taxable capital gains.

          6.     Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”), which includes the Funds (“TL&A Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes each Fund’s sub-administrator, SBFM, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset

 Notes to Financial Statements (unaudited) (continued)

management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. In addition, Travelers Life & Annuity and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A Fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid to CTB, for the period from June 1, 1999 to August 23, 2004, by the TL&A Funds that did not have expense caps in effect should be reimbursed with interest to the TL&A Funds. The reimbursement occurred on November 1, 2004.

      The remaining $183.7 million to be paid under the SEC order, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

          7.     Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, Salomon Brothers Asset Management, Inc. (“Salomon”) the sub-adviser for USGS effective July 1, 2005, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

          8.     Subsequent Events

      On July 1, 2005, MetLife, Inc., a Delaware corporation (“MetLife”), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, including TIC, The Travelers Life and Annuity Company, a wholly owned subsidiary of TIC and certain other domestic insurance companies of Citigroup and substantially all of Citigroup’s international insurance businesses for $11.8 billion. The sale also included TIC’s affiliated investment adviser, TAMIC, which serves as the investment adviser to the Funds.

      TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

      On July 1, 2005, Salomon began to perform subadvisory services under a Subadvisory Agreement between TAMIC and Salomon for USGS.

      Also effective July 1, 2005, PFPC Inc. replaced CTB as transfer agent for the Funds and State Street Bank and Trust Company replaced SBFM as sub-administrator for the Funds.

 Notes to Financial Statements (unaudited) (continued)

          9.     Change in Independent Registered Public Accounting Firm

      KPMG LLP was previously the independent registered public accounting firm for the Funds. In connection with the transaction described in Note 8, the decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees, resulting in Deloitte and Touche LLP’s appointment as independent registered public accounting firm.

      The reports on the financial statements of the Funds audited by KPMG LLP through the year ended December 31, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited)

      Beginning at a telephonic meeting on March 17, 2005 and in person meetings on March 29 and 30, 2005, the Independent Trustees for the Managed Assets Trust, the High Yield Bond Trust, the Capital Appreciation Fund, the Money Market Portfolio and the Travelers Series Trust: U.S. Government Securities Portfolio, the Pioneer Fund Portfolio, and the Pioneer Mid Cap Value Portfolio (together the “Portfolios”) approved the investment advisory Agreements (the “Agreements”) between TAMIC and the Portfolios. In addition, at the in-person meetings on March 29 and 30, 2005 and April 27 and 28, 2005, the Independent Trustees approved investment subadvisory agreements (“Subadvisory Agreements”) between TAMIC and Salomon Brothers Asset Management Inc. (“Salomon”) for the Managed Assets Trust, the High Yield Bond Trust, the Money Market Portfolio and the Travelers Series Trust: U.S. Government Securities Portfolio, between TAMIC and TIMCO for the Managed Assets Trust, between TAMIC and Janus for the Capital Appreciation Fund, and between TAMIC and Pioneer for the Travelers Series Trust: the Pioneer Fund Portfolio. At an in-person meeting on January 19, 2005, and on March 29 and 30, 2005 the Independent Trustees approved the Agreements and the Subadvisory Agreements for the Pioneer Mid Cap Value Portfolio. In voting to approve the Agreements and the Subadvisory Agreements, the Independent Trustees considered whether the approval of the Agreements and the Subadvisory Agreements would be in the best interests of the Portfolios and their shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the Subadvisory Agreements and the overall fairness of the Agreements and the Subadvisory Agreements to the shareholders.

      The Independent Trustees did not identify any one factor, piece of information or written document as all important or controlling, and each Independent Trustee attributed different weight to different factors. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreements and the Subadvisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and the Subadvisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Agreements and the Subadvisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Independent Trustees concluded that the Agreements and the Subadvisory Agreements were reasonable and fair and in the best interest of the Portfolios and their shareholders.

      As background, MetLife Inc. (“MetLife”) and Citigroup Inc. (“Citigroup”) announced an agreement for the sale of The Travelers Insurance Company and certain affiliates by Citigroup to MetLife (the “MetLife Transaction”). The MetLife Transaction included the acquisition of TAMIC, a subsidiary of The Travelers Insurance Company and the investment adviser to the Portfolios, by MetLife. The MetLife Transaction closed on July 1, 2005. The approval of the Agreements and the TIMCO, Janus and Pioneer Subadvisory Agreements was necessary because under the 1940 Act, the change in control of TAMIC resulted in the termination of the then current investment advisory and subadvisory agreements for the Portfolios on the closing of the MetLife Transaction. The approval of the Salomon Subadvisory Agreements was necessary because there were no Salomon Subadvisory Agreements in place prior to the closing of the MetLife Transaction. The Agreements and the Subadvisory Agreements for the Portfolios were approved by the Independent Trustees and the Agreements were submitted to a vote of the shareholders.

      The Independent Trustees met in executive session and considered: (a) the nature, extent and quality of the services to be provided by TAMIC and by Salomon, TIMCO, Pioneer, and Janus (the “subadvisors”) under the Agreements and the Subadvisory Agreements; (b) the investment performance of the Portfolio, TAMIC and the subadvisors; (c) the cost of services to be provided and the profit realized by TAMIC and the subadvisors and their affiliates, which information was to be reviewed in depth at the July, 2005 Board meeting; (d) the extent to which TAMIC realizes economies of scale as each Portfolio grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the shareholders.

The Agreements (except the Agreement for the Pioneer Mid Cap Value Portfolio)

      As part of the process, legal counsel to the Portfolios requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Agreements. In making their determination, the Independent Trustees were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife’s intentions regarding the preservation and strengthening of TAMIC’s business and MetLife’s intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife’s business and products,

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited) (continued)

including MetLife’s advisory subsidiaries and their experience in overseeing subadvised mutual funds. The Independent Trustees also discussed the plans and anticipated role and responsibilities of certain of the employees and officers after the MetLife Transaction.

      With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife’s advisory subsidiaries and the mutual funds advised by them and also MetLife’s efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels. The Independent Trustees also considered:

•	the ability of TAMIC to continue the oversight of both the investment and compliance operations of the subadvisers after the MetLife transaction,

•	the intention of MetLife to integrate The Travelers Insurance Company and its affiliates, including TAMIC, into MetLife’s current businesses to create a single business operation,

•	MetLife’s compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Portfolios,

•	anticipated changes to back office operations to the Portfolios, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

•	the fact that the Agreements including the investment advisory fees would be identical to the current Agreements, except for the inception date and the express authority for TAMIC to retain subadvisers.

      In addition, the Independent Trustees noted that the performance of the Portfolios, which the Independent Trustees receive and review on a quarterly basis, had generally been satisfactory. As to the profits realized by TAMIC from its relationship with the Portfolios, the Board noted that it was satisfied that TAMIC’s profits were not excessive in the past, and that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but would reconsider this factor in connection with its annual review of the Agreements under Section 15(c) of the 1940 Act in July 2005. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that investment advisory fees for certain Portfolios included breakpoints that reduced fees payable at the higher asset levels and noted its intention to explore the possibility of instituting breakpoints for the other Portfolios. Finally, the Independent Trustees considered the level of service expected to be provided by TAMIC after the MetLife Transaction.

      The Independent Trustees considered their plans to perform the annual review of the Agreements pursuant to Section 15(c) of the 1940 Act at their regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of investment management under the Agreements, the short period between the effective date of those Agreements and the upcoming annual review, the information provided by MetLife, and MetLife’s plans to conduct a search for a subadviser for the Portfolios for which Salomon would serve as subadviser, the Board considered the information provided to it sufficient for their consideration of the Agreements at this time.

The Subadvisory Agreements

     a. Managed Assets Trust, High Yield Bond Trust, Money Market Portfolio and U.S. Government Securities Portfolio

      MetLife recommended and the Independent Trustees approved the retention of Salomon, which was an affiliate of TAMIC before the MetLife Transaction, as a subadviser for the Portfolios that had been managed directly by TAMIC without a subadviser, effective on or about the date of the MetLife Transaction. For the Managed Assets Trust, Money Market Portfolio and the Travelers Series Trust: U.S. Government Securities Portfolio, the portfolio manager employed by Salomon was also an employee of TAMIC and the then current portfolio manager. With respect to these Portfolios, there would be no change in the day-to-day portfolio management. For the High Yield Bond Trust, the retention of Salomon would result in a change in portfolio manager responsible for the day-to-day management of the High Yield Bond Trust after the closing of the MetLife Transaction. The new Salomon manager made a presentation to the Independent Trustees and answered their questions about his experience and qualifications to manage the High Yield Bond Trust. The Independent Trustees noted that

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited) (continued)

MetLife may in the future recommend to the Independent Trustees such additional changes to any Portfolios, including changes to the investment objectives, policies and restrictions of the Portfolios or merging one or more Portfolios into other MetLife-sponsored funds, as it determines are appropriate and as permitted by applicable law.

      As part of the process, legal counsel to the Portfolios requested certain information from Salomon and in response Salomon provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Subadvisory Agreements. With respect to the nature, scope and quality of the services to be provided by Salomon after the MetLife Transaction, the Board considered the experience and commitment of Salomon’s personnel and its nature and quality of its investment process. The Independent Trustees noted that the performance of the Portfolios had been satisfactory. In determining whether the terms of the Subadvisory Agreements are reasonable and fair the Board considered the terms and structure of the Agreements. The Board reviewed information about the fee schedule for the Subadvisory Agreements. In evaluating the subadvisory fees, the Independent Trustees considered that the investment subadvisory fees were paid by TAMIC out of the investment advisory fees it received under the Agreements. So, the cost of the services to be provided by Salomon, the profitability to Salomon with regard to the Portfolios along with the economies of scale in its management of the Portfolios were not material to the consideration of the Subadvisory Agreement by the Independent Trustees. The Independent Trustees noted that the overall investment advisory fee was not changing. The Independent Trustees considered their plans to perform the annual review of the Subadvisory Agreements pursuant to Section 15(c) of the 1940 Act at their regularly scheduled Board meeting which was scheduled to occur three weeks after the MetLife Transaction. In light of the continuity of portfolio management under the Subadvisory Agreements (except for the High Yield Bond Trust) and with respect to the High Yield Bond Trust, the Independent Trustees opportunity to interview the new Salomon portfolio manager, the short period between the effective date of those Agreements and the upcoming annual review, the information provided by Salomon, and MetLife’s plans to conduct a search for a sub advisor for the Portfolios for which Salomon would serve as temporary sub adviser, the Board considered the information provided to it sufficient for their consideration of the Subadvisory Agreements at this time.

b. Managed Assets Trust, Capital Appreciation Fund, and the Pioneer Fund Portfolio

      MetLife recommended and the Independent Trustees approved the Subadvisory Agreements for the Portfolios. As discussed above, the change in control of TAMIC resulted in the termination of TAMIC’s previous subadvisory agreements with the subadvisers on the closing of the MetLife Transaction. With respect to the nature, scope and quality of the services to be provided by the subadvisers after the MetLife Transaction, the Board considered that the MetLife Transaction was not expected to affect the subadvisers or their services. The Independent Trustees also noted that the subadvisory fees would not change under the Subadvisory Agreement. In evaluating the subadvisory fees, the Independent Trustees considered that the investment subadvisory fees were paid by TAMIC out of the investment advisory fees it received under the Agreements. So, the cost of services to be provided by the subadvisers the profitability of the subadvisers with regard to the Portfolios along with the economies of scale in their management of the Portfolios were not material to the consideration of the Subadvisory Agreement by the Independent Trustees. The Board also considered that it had received quarterly performance information regarding the Portfolio. The Independent Trustees considered their plans to perform the annual review of the Subadvisory Agreement pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of portfolio management under the Subadvisory Agreement, the performance of the Portfolio, the short period between the effective date of the Subadvisory Agreement and the upcoming annual review, the Board considered the information provided to it sufficient for its consideration of the Subadvisory Agreement at that time.

The Agreements and Subadvisory Agreements for the Pioneer Mid Cap Value Portfolio

      The Portfolio became operational on May 2, 2005.

      As stated above, on July 1, 2005, Citigroup sold The Travelers Insurance Company and certain of its affiliates, including TAMIC, to MetLife. The change in control of TAMIC resulted in the termination of the Agreement and Subadvisory Agreement on the closing of the MetLife Transaction. Therefore, it was necessary for the Independent Trustees to consider and approve the Agreement and Subadvisory Agreement for the Portfolio dated May 2, 2005 (the “Initial Agreements” and “Initial Subadvisory Agreements”), as well as substantially identical Agreements and Subadvisory Agreements to be dated July 1, 2005 (the “New Agreements” and “New Subadvisory Agreements”).

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited) (continued)

The Initial Agreement

      As part of the process, legal counsel to the Portfolio requested certain information from TAMIC and in response TAMIC provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Initial Agreements. In making their determination, the Independent Trustees were provided with information about the Portfolios and their proposed investment objectives and policies and the proposed fees and expenses of the Portfolios.

      The Independent Trustees considered TAMIC’s substantial experience in overseeing subadvised portfolios and TAMIC’s representations about the expected demand for the new Portfolio. Because the Portfolio had not commenced operations, the Independent Trustees could not consider the performance of the Portfolio. They also could not consider information regarding the profit realized by TAMIC from its relationship with the Portfolios in the past, but noted that it was satisfied that TAMIC’s profits were not excessive generally. The Independent Trustees were provided with information as to the advisory fees and total expenses of other comparable funds, and concluded that the proposed advisory fees for the Portfolio were reasonable and below the average for the group of comparable funds. As to whether economies of scale would be realized as the Portfolio grows and whether fee levels reflect any such economies of scale, the Board noted that proposed investment advisory fees for the Portfolio included breakpoints that reduced fees payable at the higher asset levels.

The New Agreement

      With respect to the New Agreement, legal counsel to the Portfolio requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Agreements. In making their determination, the Independent Trustees were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife’s intentions regarding the preservation and strengthening of TAMIC’s business and MetLife’s intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife’s business and products, including MetLife’s advisory subsidiaries and their experience in overseeing subadvised mutual funds. The Independent Trustees also discussed the plans and anticipated role and responsibilities of certain of the employees and officers after the MetLife Transaction.

      With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife’s advisory subsidiaries and the mutual funds advised by them and also MetLife’s efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels. The Independent Trustees also considered

•	the ability of TAMIC to continue the oversight of both the investment and compliance operations of Pioneer after the MetLife Transaction,

•	the intention of MetLife to integrate The Travelers Insurance Company and its affiliates, including TAMIC, into MetLife’s current businesses to create a single business operation,

•	MetLife’s compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Portfolios,

•	anticipated changes to back office operations to the Portfolios, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

•	the fact that the Agreement including the investment advisory fees would be identical to the current Agreements, except for the inception date.

      The Independent Trustees’ consideration of the New Agreements in terms of Portfolio performance and fees, TAMIC’s profitability, and the realization of economies of scale was substantially the same as its consideration of the Initial Agreements. In addition, as to TAMIC’s profitability, the Board noted that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but that it would reconsider this factor in connection with future reviews. The Independent Trustees considered the level of service expected to be provided by TAMIC after the MetLife Transaction.

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited) (continued)

The Initial Subadvisory Agreement

      TAMIC recommended and the Independent Trustees approved the retention of Pioneer as the subadviser for the Portfolio under the Initial Subadvisory Agreement. The Independent Trustees considered the substantial experience of the Subadviser in managing portfolios comparable to the Portfolio, and their favorable experience with Pioneer as an adviser of another portfolio overseen by the Independent Trustees. Because the Portfolio had not commenced operations, the Independent Trustees could not consider the performance of the Portfolio or the profits realized by Pioneer from its relationship with the Portfolio, although they considered the performance that Pioneer has generated as an adviser to comparable funds. The Independent Trustees were provided with information as to the subadvisory fees of a limited number of other comparable funds, and concluded that the proposed subadvisory fees appeared to be reasonable. As to whether economies of scale would be realized as the Portfolio grows and whether fee levels reflect any such economies of scale, the Board noted that the proposed subadvisory fees for the Portfolios included breakpoints that reduced fees payable at the higher asset levels. The Board also noted that the investment subadvisory fees were paid by TAMIC out of its investment advisory fees.

The New Subadvisory Agreement

      Also, MetLife recommended and the Independent Trustees approved the New Subadvisory Agreement for the Portfolio. As discussed above, a change in control of TAMIC resulted in the termination of TAMIC’s previous subadvisory contracts with the subadvisers on the closing of the MetLife Transaction. The Board considered that, notwithstanding the termination of the Initial Subadvisory Agreement as a legal matter, the MetLife Transaction was not expected to affect Pioneer or its services including its day-to-day management of the Portfolios. Therefore, the Independent Trustees considered the same factors in approving the New Subadvisory Agreement as it did in approving the Initial Subadvisory Agreement. The Independent Trustees also noted that the subadvisory fees would not change as a result of the MetLife Transaction.

Other Business Relationships

      The Independent Trustees considered other business relationships that MetLife and TAMIC would enter into with Citigroup, including its affiliate Salomon. In connection with the closing of the MetLife Transaction, MetLife, Citigroup and certain of their affiliates entered into a Distribution Agreements under which Citigroup-affiliated broker-dealers will continue to offer certain TIC and MetLife insurance contracts until July 1, 2015. In addition, MetLife, Citigroup and certain of their affiliates entered into an Investment Products Agreements under which certain TIC and MetLife insurance products will include certain Citigroup-sponsored funds as investment options including Salomon advised mutual funds until July 1, 2010.

Conclusion

      Based on the deliberations of the Independent Trustees and their evaluation of the information described above, the Independent Trustees unanimously concluded that (a) the terms of the Agreements and the Subadvisory Agreements are fair and reasonable; (b) the fees are reasonable in light of the services TAMIC and the subadvisors provided to the Portfolios and their shareholders; (d) TAMIC and the subadvisors possess the capabilities to perform the duties required of them under the Agreements and the Subadvisory Agreements; (e) the investment performance of the Portfolios is satisfactory; and (f) the Agreements and the Subadvisory Agreements are approved.

 Combined Special Shareholder Meeting (unaudited)

      Combined Special Meeting of the Funds were held on June 23 and adjourned to June 30, 2005.

      There were three proposals submitted to shareholders. Proposal 1 was the approval of the investment advisory contracts between the Funds and TAMIC. The agreements terminated as a matter of law at the closing of the MetLife Transaction. Proposal 2 was the approval of future subadvisory agreements without a shareholder vote. Proposal 3 was the election of a new member of the Board of Trustees, Elizabeth Forget, who is affiliated with MetLife.

      The shareholders approved all proposals.

      The following table sets forth the number of shares voted for, against and withheld as to each Proposal.

Proposal 1

Number
Managed Assets Trust	of Shares

For	15,133,968.018

Against	773,140.578

Withhold	1,397,718.404

Total	17,304,827.000

High Yield Bond Trust

For	9,795,164.247

Against	477,645.694

Withhold	1,040,717.059

Total	11,313,527.000

Capital Appreciation Fund

For	13,080,368.710

Against	1,078,649.438

Withhold	1,196,266.852

Total	15,355,285.000

Money Market Portfolio

For	273,344,976.606

Against	15,694,479.591

Withhold	35,059,438.803

Total	324,098,895.000

U.S. Government Securities Portfolio

For	16,215,832.073

Against	1,201,142.186

Withhold	1,667,585.741

Total	19,084,560.000

 Combined Special Shareholder Meeting (unaudited) (continued)

Number
Pioneer Fund Portfolio	of Shares

For	2,569,641.486

Against	81,401.508

Withhold	190,170.006

Total	2,841,213.000

Proposal 2

Managed Assets Trust

For	13,798,361.759

Against	2,007,286.196

Withhold	1,499,179.045

Total	17,304,827.000

High Yield Bond Trust

For	9,225,479.118

Against	1,278,770.819

Withhold	809,277.063

Total	11,313,527.000

Capital Appreciation Fund

For	11,904,217.758

Against	2,350,946.878

Withhold	1,100,120.364

Total	15,355,285.000

Money Market Portfolio

For	244,010,811.224

Against	39,303,627.915

Withhold	40,784,455.861

Total	324,098,895.000

U.S. Government Securities Portfolio

For	14,776,618.761

Against	2,448,236.500

Withhold	1,859,704.739

Total	19,084,560.000

 Combined Special Shareholder Meeting (unaudited) (continued)

Number
Pioneer Fund Portfolio	of Shares

For	2,407,828.582

Against	237,505.637

Withhold	195,878.781

Total	2,841,213.000

Proposal 3

Managed Assets Trust

For	16,380,162.951

Against	924,664.049

Total	17,304,827.000

High Yield Bond Trust

For	11,001,074.515

Against	312,452.485

Total	11,313,527.000

Capital Appreciation Fund

For	14,126,980.221

Against	1,228,304.779

Total	15,355,285.000

Money Market Portfolio

For	289,179,058.880

Against	34,919,836.120

Total	324,098,895.000

U.S. Government Securities Portfolio

For	17,844,635.488

Against	1,239,924.512

Total	19,084,560.000

Pioneer Fund Portfolio

For	2,755,950.755

Against	85,262.245

Total	2,841,213.000

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Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund, Money Market Portfolio and The Travelers Series Trust

________________________________________________________________________________

TRUSTEES*

Elizabeth M. Forget
  Chairperson
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS*

Elizabeth M. Forget
President and Chief
Executive Officer

Peter H. Duffy
Chief Financial Officer and Treasurer

Leonard M. Bakal
Chief Compliance Officer and
Chief Anti-Money Laundering
Compliance Officer

Paul G. Cellupica
Secretary

Jack P. Huntington
Assistant Secretary

* As of July 1, 2005	INVESTMENT MANAGER*
AND ADVISERS

Travelers Asset Management International
 Company LLC

ADMINISTRATOR*

The Travelers Insurance Company

CUSTODIAN*

State Street Bank and Trust Company

TRANSFER AGENT*

PFPC Inc.

Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund and Money Market Portfolio are each a Massachusetts business trust. U.S. Government Securities Portfolio, Pioneer Fund Portfolio and Pioneer Mid Cap Value Portfolio are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund, Money Market Portfolio, The Travelers Series Trust: U.S. Government Securities Portfolio, Pioneer Fund Portfolio and Pioneer Mid Cap Value Portfolio and is not for use with the general public. All the funds contained in this report may not be available under your variable annuity or life contract.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9406.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9406 and (2) on the SEC’s website at www.sec.gov.

VG-181 (Semi-Annual) (8-05) Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in reports to stockholders under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

Effective July 1, 2005, certain changes were made to the registrant’s internal controls over financial reporting in connection with the acquisition of the registrant’s investment adviser by MetLife, Inc. Such changes will be reported in the registrant’s Form N-Q for the fiscal quarter ending September 30, 2005 to be filed, which covers the effective date of such changes.

ITEM 12.	EXHIBITS.

	(a)	(1)	Not applicable.

		(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

		(3)	Not applicable.

	(b)		Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Managed Assets Trust

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
Chief Executive Officer of
Managed Assets Trust
Date: September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
Chief Executive Officer of
Managed Assets Trust
Date: September 7, 2005

By:	/s/ Peter H. Duffy
(Peter H. Duffy) Chief Financial Officer of
Managed Assets Trust

Date: September 7, 2005